                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                  PRIMELITE IV

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


PRIMELITE IV IS A SERVICE MARK OF PRIMERICA, INC. METLIFE INVESTORS USA INSURANCE COMPANY USES THIS MARK PURSUANT TO A LICENSE AGREEMENT.


SAI-0414USAPRIMELITE IV
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    89

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity

Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND
BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT
(CLASS II))
  06/01/2007    to  12/31/2007       11.708876        11.032400          20,548.8297
  01/01/2008    to  12/31/2008       11.032400         6.391755         144,117.4365
  01/01/2009    to  12/31/2009        6.391755         8.797462         167,702.3800
  01/01/2010    to  12/31/2010        8.797462        10.631347         223,251.3288
  01/01/2011    to  12/31/2011       10.631347        10.602201         405,136.6614
  01/01/2012    to  12/31/2012       10.602201        12.276135         489,779.7639
  01/01/2013    to  12/31/2013       12.276135        16.261913         566,350.0740
============   ==== ==========       =========        =========       ==============
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE
THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT
(CLASS II))
  06/01/2007    to  12/31/2007       16.255517        15.516740         359,225.3753
  01/01/2008    to  12/31/2008       15.516740        11.865797         900,912.9780
  01/01/2009    to  12/31/2009       11.865797        14.375222       1,296,459.7000
  01/01/2010    to  12/31/2010       14.375222        15.928644       1,689,655.4853
  01/01/2011    to  12/31/2011       15.928644        15.549980       2,198,387.0562
  01/01/2012    to  12/31/2012       15.549980        17.284185       2,535,130.6471
  01/01/2013    to  12/31/2013       17.284185        21.349398       2,787,228.4065
============   ==== ==========       =========        =========       ==============
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
  06/01/2007    to  12/31/2007       11.128271         9.652917          20,140.9523
  01/01/2008    to  12/31/2008        9.652917         5.277415          67,194.8660
  01/01/2009    to  12/31/2009        5.277415         6.842918          84,516.1200
  01/01/2010    to  12/31/2010        6.842918         7.934848         129,124.5943
  01/01/2011    to  12/31/2011        7.934848         7.320231         176,231.1814
  01/01/2012    to  12/31/2012        7.320231         9.255781         207,981.9687
  01/01/2013    to  12/31/2013        9.255781         9.377689         326,956.0520
============   ==== ==========       =========        =========       ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND
BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS
II))
  06/01/2007    to  12/31/2007       28.981375        26.866861       71,966.0888
  01/01/2008    to  12/31/2008       26.866861        18.013091      250,696.1120
  01/01/2009    to  12/31/2009       18.013091        22.111343      376,682.2800
  01/01/2010    to  12/31/2010       22.111343        24.535886      499,908.6904
  01/01/2011    to  12/31/2011       24.535886        23.719199      709,853.8088
  01/01/2012    to  12/31/2012       23.719199        26.824225      829,388.9321
  01/01/2013    to  12/31/2013       26.824225        35.489751      863,657.9216
============   ==== ==========       =========        =========      ============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       30.819812        31.052093       48,428.7800
  01/01/2008    to  12/31/2008       31.052093        18.264303      178,546.3388
  01/01/2009    to  12/31/2009       18.264303        24.371222      261,582.1200
  01/01/2010    to  12/31/2010       24.371222        27.143957      391,364.5772
  01/01/2011    to  12/31/2011       27.143957        24.970400      553,180.5386
  01/01/2012    to  12/31/2012       24.970400        28.463162      669,145.7929
  01/01/2013    to  12/31/2013       28.463162        33.421195      743,498.9115
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.264059        16.371304       77,375.9490
  01/01/2008    to  12/31/2008       16.371304        14.678086      280,835.1395
  01/01/2009    to  12/31/2009       14.678086        16.347559      427,774.8100
  01/01/2010    to  12/31/2010       16.347559        17.210743      541,666.1840
  01/01/2011    to  12/31/2011       17.210743        18.061951      627,631.6911
  01/01/2012    to  12/31/2012       18.061951        18.823257      727,045.1206
  01/01/2013    to  12/31/2013       18.823257        18.215536      799,514.4089
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       29.418979        30.281644       82,242.0113
  01/01/2008    to  12/31/2008       30.281644        18.451854      288,229.7380
  01/01/2009    to  12/31/2009       18.451854        25.970580      359,603.0200
  01/01/2010    to  12/31/2010       25.970580        28.703763      431,922.7333
  01/01/2011    to  12/31/2011       28.703763        25.867632      501,573.9487
  01/01/2012    to  12/31/2012       25.867632        31.355512      580,519.8606
  01/01/2013    to  12/31/2013       31.355512        40.061369      587,719.3181
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.989353        36.378917       20,995.6088
  01/01/2008    to  12/31/2008       36.378917        16.722656       91,696.3156
  01/01/2009    to  12/31/2009       16.722656        26.678066      143,929.9800
  01/01/2010    to  12/31/2010       26.678066        32.300720      156,448.0006
  01/01/2011    to  12/31/2011       32.300720        25.831721      193,048.1977
  01/01/2012    to  12/31/2012       25.831721        30.191820      219,177.9919
  01/01/2013    to  12/31/2013       30.191820        38.306171      232,801.1273
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      190.086616       189.747601       31,271.1046
  01/01/2008    to  12/31/2008      189.747601       105.146036      112,714.1000
  01/01/2009    to  12/31/2009      105.146036       144.982734      141,708.6500
  01/01/2010    to  12/31/2010      144.982734       170.185625      179,147.0797
  01/01/2011    to  12/31/2011      170.185625       161.128605      207,074.5293
  01/01/2012    to  12/31/2012      161.128605       187.867881      222,224.1269
  01/01/2013    to  12/31/2013      187.867881       241.747185      217,081.0434
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007      134.777062       128.960572       18,449.4029
  01/01/2008    to  12/31/2008      128.960572        79.270739       64,289.8523
  01/01/2009    to  12/31/2009       79.270739       102.897785       82,249.0900
  01/01/2010    to  12/31/2010      102.897785       113.401952       94,562.6974
  01/01/2011    to  12/31/2011      113.401952       110.111457      106,783.7077
  01/01/2012    to  12/31/2012      110.111457       127.939323      108,933.3473
  01/01/2013    to  12/31/2013      127.939323       168.931350      106,753.7349
============   ==== ==========      ==========       ==========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007       46.335405        49.349677       56,278.4765
  01/01/2008    to  12/31/2008       49.349677        28.008719      191,084.9480
  01/01/2009    to  12/31/2009       28.008719        37.582358      282,153.2700
  01/01/2010    to  12/31/2010       37.582358        43.530993      369,250.3887
  01/01/2011    to  12/31/2011       43.530993        41.920415      458,271.4172
  01/01/2012    to  12/31/2012       41.920415        48.220899      539,884.3181
  01/01/2013    to  12/31/2013       48.220899        62.547985      532,394.2319
============   ==== ==========      ==========       ==========      ============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        5.546090         6.122796      470,064.8206
============   ==== ==========      ==========       ==========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007       41.711774        42.321308       40,894.5580
  01/01/2008    to  12/31/2008       42.321308        25.278513      150,799.9036
  01/01/2009    to  12/31/2009       25.278513        34.940819      217,957.2900
  01/01/2010    to  12/31/2010       34.940819        44.432842      322,765.9648
  01/01/2011    to  12/31/2011       44.432842        39.178219      487,147.4113
  01/01/2012    to  12/31/2012       39.178219        44.390150      599,526.0722
  01/01/2013    to  12/31/2013       44.390150        59.653172      622,009.7147
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       51.049194        48.961477       47,027.3976
  01/01/2008    to  12/31/2008       48.961477        34.063284      141,442.7004
  01/01/2009    to  12/31/2009       34.063284        45.683108      198,921.6400
  01/01/2010    to  12/31/2010       45.683108        50.909631      256,004.8802
  01/01/2011    to  12/31/2011       50.909631        51.554448      346,964.2728
  01/01/2012    to  12/31/2012       51.554448        57.438882      395,522.1720
  01/01/2013    to  12/31/2013       57.438882        64.730762      424,182.5998
============   ==== ==========       =========        =========      ============
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.247338         8.784774       37,235.4635
  01/01/2008    to  12/31/2008        8.784774         5.819679      106,623.0915
  01/01/2009    to  12/31/2009        5.819679         7.434270      204,510.9900
  01/01/2010    to  12/31/2010        7.434270         9.428187      331,403.2607
  01/01/2011    to  12/31/2011        9.428187         8.974607      554,588.6483
  01/01/2012    to  12/31/2012        8.974607        10.508042      770,942.3960
  01/01/2013    to  12/31/2013       10.508042        14.159438      901,947.2097
============   ==== ==========       =========        =========      ============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       26.942539        25.035417       63,622.0772
  01/01/2008    to  12/31/2008       25.035417        15.572217      187,679.6031
  01/01/2009    to  12/31/2009       15.572217        19.413799      248,230.1700
  01/01/2010    to  12/31/2010       19.413799        21.351106      311,272.8042
  01/01/2011    to  12/31/2011       21.351106        20.897968      358,240.6530
  01/01/2012    to  12/31/2012       20.897968        23.612178      373,022.9676
  01/01/2013    to  12/31/2013       23.612178        29.954049      371,783.4321
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       12.500849        13.007079          65,172.8174
  01/01/2008    to  12/31/2008       13.007079        13.662853         182,152.4463
  01/01/2009    to  12/31/2009       13.662853        16.038048         315,920.6700
  01/01/2010    to  12/31/2010       16.038048        18.154547         548,702.2702
  01/01/2011    to  12/31/2011       18.154547        17.800072         894,637.1254
  01/01/2012    to  12/31/2012       17.800072        20.256655       1,213,512.7339
  01/01/2013    to  12/31/2013       20.256655        20.361468       1,379,641.1187
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       15.957010        15.076617         133,567.5941
  01/01/2008    to  12/31/2008       15.076617         8.886109         418,012.3233
  01/01/2009    to  12/31/2009        8.886109        11.827034         497,245.4700
  01/01/2010    to  12/31/2010       11.827034        14.623354         639,759.9350
  01/01/2011    to  12/31/2011       14.623354        14.821074         681,024.7199
  01/01/2012    to  12/31/2012       14.821074        17.402610         691,731.2493
  01/01/2013    to  12/31/2013       17.402610        25.436477         807,774.9394
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS
I))
  06/01/2007    to  12/31/2007       39.698641        36.930717          40,851.6676
  01/01/2008    to  12/31/2008       36.930717        23.165413          96,189.6659
  01/01/2009    to  12/31/2009       23.165413        29.638631         117,015.4900
  01/01/2010    to  12/31/2010       29.638631        34.182056         128,617.0603
  01/01/2011    to  12/31/2011       34.182056        31.714090         170,389.7874
  01/01/2012    to  12/31/2012       31.714090        36.063527         191,167.1481
  01/01/2013    to  12/31/2013       36.063527        47.142328         186,377.3394
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       35.515910        35.550569          48,031.0491
  01/01/2008    to  12/31/2008       35.550569        24.853986         122,666.7954
  01/01/2009    to  12/31/2009       24.853986        30.018649         197,133.8200
  01/01/2010    to  12/31/2010       30.018649        33.439065         315,613.9172
  01/01/2011    to  12/31/2011       33.439065        33.935259         468,617.2173
  01/01/2012    to  12/31/2012       33.935259        38.915095         559,232.3396
  01/01/2013    to  12/31/2013       38.915095        50.036612         631,552.8965
============   ==== ==========       =========        =========       ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.964667        15.283524       20,942.1399
  01/01/2008    to  12/31/2008       15.283524         9.831489      135,230.2205
  01/01/2009    to  12/31/2009        9.831489        11.924727      236,091.2400
  01/01/2010    to  12/31/2010       11.924727        13.223447      375,829.1220
  01/01/2011    to  12/31/2011       13.223447        14.087539      467,446.3777
  01/01/2012    to  12/31/2012       14.087539        15.893938      640,016.0197
  01/01/2013    to  12/31/2013       15.893938        19.757482      808,605.2586
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       17.809372        17.529688       14,535.4887
  01/01/2008    to  12/31/2008       17.529688        10.279300       58,496.5791
  01/01/2009    to  12/31/2009       10.279300        14.515667      119,098.3300
  01/01/2010    to  12/31/2010       14.515667        17.972493      163,640.2618
  01/01/2011    to  12/31/2011       17.972493        18.022802      194,293.1034
  01/01/2012    to  12/31/2012       18.022802        21.287584      256,676.8805
  01/01/2013    to  12/31/2013       21.287584        30.961185      388,777.3323
============   ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.919497        17.937118       47,334.2586
  01/01/2011    to  12/31/2011       17.937118        17.949290      123,022.2648
  01/01/2012    to  12/31/2012       17.949290        20.076624      151,899.4141
  01/01/2013    to  12/31/2013       20.076624        22.901932      169,683.5203
============   ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       17.076662        16.147726      149,958.2910
  01/01/2008    to  12/31/2008       16.147726         9.994859      299,849.0378
  01/01/2009    to  12/31/2009        9.994859        13.095990      327,696.1600
  01/01/2010    to  12/31/2010       13.095990        14.986160      406,220.9245
  01/01/2011    to  12/31/2011       14.986160        14.480247      373,157.1196
  01/01/2012    to  12/31/2012       14.480247        16.596477      355,824.6458
  01/01/2013    to  12/31/2013       16.596477        20.764668      349,637.1960
============   ==== ==========       =========        =========      ============

                                    1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       17.874121        16.971081          34,623.8203
   01/01/2008                             to  12/31/2008       16.971081        11.611156          79,314.1318
   01/01/2009                             to  12/31/2009       11.611156        17.864355         117,678.6600
   01/01/2010                             to  12/31/2010       17.864355        20.305376         141,208.0914
   01/01/2011                             to  12/31/2011       20.305376        20.427642         194,806.9404
   01/01/2012                             to  12/31/2012       20.427642        23.905844         244,387.5734
   01/01/2013                             to  12/31/2013       23.905844        25.126830         312,850.9997
=============                            ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
   08/12/2013                             to  12/31/2013        1.171771         1.305065       1,664,164.4106
=============                            ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       23.465001        25.293068          26,692.9593
   01/01/2013                             to  12/31/2013       25.293068        27.351242         130,266.9400
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.217320         6.554844         547,945.6872
   01/01/2012                             to  12/31/2012        6.554844         7.682595         471,717.0922
   01/01/2013                             to  12/31/2013        7.682595        11.063639         367,839.1557
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       12.090224        10.429001         168,853.3761
   01/01/2008                             to  12/31/2008       10.429001         4.681195         598,041.9509
   01/01/2009                             to  12/31/2009        4.681195         6.388005         580,048.0800
   01/01/2010                             to  12/31/2010        6.388005         6.781572         604,106.3569
   01/01/2011                             to  04/29/2011        6.781572         7.217972               0.0000
=============                            ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       19.199458        22.234693          22,882.4962
   01/01/2013                             to  12/31/2013       22.234693        28.696628         136,008.3392
=============                            ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009       10.078564        12.617682         457,174.1400
   01/01/2010                             to  12/31/2010       12.617682        14.336251         647,928.4828
   01/01/2011                             to  12/31/2011       14.336251        13.972262         769,293.6339
   01/01/2012                             to  12/31/2012       13.972262        16.378048         720,220.3918
   01/01/2013                             to  12/31/2013       16.378048        21.932144         712,484.9010
=============                            ==== ==========       =========        =========       ==============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  06/01/2007    to  12/31/2007       17.676701        15.801936        127,452.9780
  01/01/2008    to  12/31/2008       15.801936        10.033193        325,675.6756
  01/01/2009    to  05/01/2009       10.033193         9.746974              0.0000
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.944188        16.334315         25,931.5138
  01/01/2008    to  12/31/2008       16.334315         9.898479         39,568.0920
  01/01/2009    to  12/31/2009        9.898479        13.101239         65,042.2100
  01/01/2010    to  12/31/2010       13.101239        16.350777        104,574.1799
  01/01/2011    to  12/31/2011       16.350777        15.997462        150,345.3868
  01/01/2012    to  12/31/2012       15.997462        18.705995        141,243.7862
  01/01/2013    to  12/31/2013       18.705995        25.934529        180,892.1332
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.482995        14.905960          4,767.6511
  01/01/2013    to  12/31/2013       14.905960        17.268093         45,482.7928
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.765545        14.186900         34,330.6057
  01/01/2008    to  12/31/2008       14.186900         6.239576        114,399.8735
  01/01/2009    to  12/31/2009        6.239576        10.426272        248,947.6200
  01/01/2010    to  12/31/2010       10.426272        12.751764        373,952.0123
  01/01/2011    to  12/31/2011       12.751764        10.253506        542,666.5582
  01/01/2012    to  12/31/2012       10.253506        12.056994        621,560.0134
  01/01/2013    to  12/31/2013       12.056994        11.331112        789,686.1232
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.915809        18.286399         59,067.5713
  01/01/2008    to  12/31/2008       18.286399        10.423746        137,122.6932
  01/01/2009    to  12/31/2009       10.423746        13.564106        178,373.7700
  01/01/2010    to  12/31/2010       13.564106        14.945790        206,111.7131
  01/01/2011    to  12/31/2011       14.945790        13.198825        234,523.8234
  01/01/2012    to  12/31/2012       13.198825        15.234716        264,041.0244
  01/01/2013    to  12/31/2013       15.234716        17.969784        278,262.1907
============   ==== ==========       =========        =========        ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.668854        13.362935          86,981.5669
  01/01/2008    to  12/31/2008       13.362935         7.037416         235,093.9820
  01/01/2009    to  12/31/2009        7.037416        10.946822         308,719.4200
  01/01/2010    to  12/31/2010       10.946822        14.301181         406,220.3839
  01/01/2011    to  12/31/2011       14.301181        13.165959         596,343.2615
  01/01/2012    to  12/31/2012       13.165959        14.229829         886,501.0768
  01/01/2013    to  12/31/2013       14.229829        19.566461       1,000,703.8326
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.740997        20.894957          20,592.9311
  01/01/2008    to  12/31/2008       20.894957        12.284131          56,157.1925
  01/01/2009    to  12/31/2009       12.284131        16.985547          52,314.5100
  01/01/2010    to  12/31/2010       16.985547        19.475512          40,185.4378
  01/01/2011    to  12/31/2011       19.475512        17.643825          30,210.9260
  01/01/2012    to  12/31/2012       17.643825        21.144925          30,821.7385
  01/01/2013    to  12/31/2013       21.144925        26.584026         163,149.8513
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.764832         9.194438          22,630.5687
  01/01/2011    to  12/31/2011        9.194438         8.466874         287,708.7645
  01/01/2012    to  12/31/2012        8.466874        10.233998         294,307.5928
  01/01/2013    to  04/26/2013       10.233998        10.890196               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.203753        14.352789          71,965.1186
  01/01/2008    to  12/31/2008       14.352789         8.187284         134,695.1866
  01/01/2009    to  12/31/2009        8.187284        10.616377         139,507.0800
  01/01/2010    to  12/31/2010       10.616377        11.276707         167,908.5778
  01/01/2011    to  04/29/2011       11.276707        12.593713               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       22.435039        21.258515           9,409.3442
  01/01/2008    to  12/31/2008       21.258515        14.121327         100,986.9492
  01/01/2009    to  12/31/2009       14.121327        17.302864         201,536.1300
  01/01/2010    to  12/31/2010       17.302864        19.889845         358,402.0255
  01/01/2011    to  12/31/2011       19.889845        18.778130         597,570.2613
  01/01/2012    to  12/31/2012       18.778130        20.538526         727,968.2565
  01/01/2013    to  12/31/2013       20.538526        27.032969         736,424.2894
============   ==== ==========       =========        =========       ==============

                                    1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        2.434716         2.663385        369,697.9280
=============                            ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       19.933220        20.629246        158,122.4090
   01/01/2008                             to  12/31/2008       20.629246        18.211356        553,771.8767
   01/01/2009                             to  12/31/2009       18.211356        23.971979        890,326.9800
   01/01/2010                             to  12/31/2010       23.971979        26.596587      1,218,428.8327
   01/01/2011                             to  12/31/2011       26.596587        27.260987      1,745,853.4000
   01/01/2012                             to  12/31/2012       27.260987        30.095505      2,177,123.7061
   01/01/2013                             to  12/31/2013       30.095505        30.226103      2,414,677.4233
=============                            ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        2.845689         2.878436      1,270,247.6427
=============                            ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       61.457122        64.032960          7,205.2193
   01/01/2013                             to  12/31/2013       64.032960        62.694346         17,894.2156
=============                            ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.381193        11.853496          9,302.0200
   01/01/2010                             to  12/31/2010       11.853496        14.047549          9,941.4088
   01/01/2011                             to  12/31/2011       14.047549        12.651216          7,703.2552
   01/01/2012                             to  12/31/2012       12.651216        14.310437          7,528.5106
   01/01/2013                             to  12/31/2013       14.310437        18.997297         13,716.1142
=============                            ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.976092        16.909428          9,702.3786
   01/01/2008                             to  12/31/2008       16.909428         9.592485         18,466.8758
   01/01/2009                             to  05/01/2009        9.592485         9.132387              0.0000
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       24.457412        24.353713         14,534.6096
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.344570        14.240341        348,287.8553
   01/01/2011                             to  12/31/2011       14.240341        14.084990        597,931.2546
   01/01/2012                             to  12/31/2012       14.084990        13.930076        620,671.1974
   01/01/2013                             to  12/31/2013       13.930076        13.777695        285,159.4704
=============                            ==== ==========       =========        =========      ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  06/01/2007    to  12/31/2007       14.011425        14.312159       51,458.3398
  01/01/2008    to  12/31/2008       14.312159        14.523808      653,297.7125
  01/01/2009    to  12/31/2009       14.523808        14.397060      608,635.9900
  01/01/2010    to  04/30/2010       14.397060        14.345867            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.822569        14.318887      127,274.1170
  01/01/2013    to  12/31/2013       14.318887        19.364378      111,248.2816
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  06/01/2007    to  12/31/2007       10.184231        10.535800       49,591.3017
  01/01/2008    to  12/31/2008       10.535800         5.633195      180,077.6247
  01/01/2009    to  12/31/2009        5.633195         8.006489      150,363.8000
  01/01/2010    to  12/31/2010        8.006489         8.663049      203,641.1512
  01/01/2011    to  12/31/2011        8.663049         8.450181      234,133.5850
  01/01/2012    to  04/27/2012        8.450181         9.515713            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.815555        17.263533       42,347.9178
  01/01/2008    to  12/31/2008       17.263533        16.983317      190,130.8493
  01/01/2009    to  12/31/2009       16.983317        17.482915      374,888.6100
  01/01/2010    to  12/31/2010       17.482915        18.241437      538,394.7541
  01/01/2011    to  12/31/2011       18.241437        18.992444      673,262.9450
  01/01/2012    to  12/31/2012       18.992444        19.356082      894,012.7561
  01/01/2013    to  12/31/2013       19.356082        18.971044      894,577.4332
============   ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.954632        17.291292       70,322.4955
  01/01/2008    to  12/31/2008       17.291292        10.602197      232,104.5899
  01/01/2009    to  12/31/2009       10.602197        14.353844      288,713.1400
  01/01/2010    to  12/31/2010       14.353844        17.470194      341,955.5165
  01/01/2011    to  12/31/2011       17.470194        16.867717      398,887.3752
  01/01/2012    to  12/31/2012       16.867717        19.630057      420,152.3817
  01/01/2013    to  12/31/2013       19.630057        27.302549      368,081.9826
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       38.418695        34.827331       37,057.9089
  01/01/2008    to  12/31/2008       34.827331        22.816899       65,925.2486
  01/01/2009    to  12/31/2009       22.816899        28.268382       60,811.9900
  01/01/2010    to  12/31/2010       28.268382        32.962027       89,650.4818
  01/01/2011    to  12/31/2011       32.962027        30.697884      105,165.9115
  01/01/2012    to  12/31/2012       30.697884        33.647168      123,858.1549
  01/01/2013    to  12/31/2013       33.647168        44.179041      123,585.3362
============   ==== ==========       =========        =========      ============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       62.257010        48.273138       24,190.2307
  01/01/2008    to  12/31/2008       48.273138        29.650311       57,626.1002
  01/01/2009    to  12/31/2009       29.650311        37.640892       69,256.6300
  01/01/2010    to  12/31/2010       37.640892        48.384186       77,047.2440
  01/01/2011    to  12/31/2011       48.384186        50.688969       92,552.3368
  01/01/2012    to  12/31/2012       50.688969        58.070504      110,278.6875
  01/01/2013    to  12/31/2013       58.070504        58.614890      143,779.2746
============   ==== ==========       =========        =========      ============

                                    1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       11.717821        11.041564          34,310.5466
   01/01/2008                             to  12/31/2008       11.041564         6.390632         106,203.9703
   01/01/2009                             to  12/31/2009        6.390632         8.787126         177,313.2700
   01/01/2010                             to  12/31/2010        8.787126        10.608255         240,042.8189
   01/01/2011                             to  12/31/2011       10.608255        10.568617         389,866.6127
   01/01/2012                             to  12/31/2012       10.568617        12.224954         446,456.7870
   01/01/2013                             to  12/31/2013       12.224954        16.177941         511,660.8562
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.189227        15.444444         308,297.7178
   01/01/2008                             to  12/31/2008       15.444444        11.798654         726,321.1089
   01/01/2009                             to  12/31/2009       11.798654        14.279594       1,125,207.5000
   01/01/2010                             to  12/31/2010       14.279594        15.806879       1,490,260.7570
   01/01/2011                             to  12/31/2011       15.806879        15.415715       1,930,147.7591
   01/01/2012                             to  12/31/2012       15.415715        17.117731       2,181,504.2468
   01/01/2013                             to  12/31/2013       17.117731        21.122671       2,455,102.9724
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       11.122667         9.642419          15,790.1687
   01/01/2008                             to  12/31/2008        9.642419         5.266371          46,670.7425
   01/01/2009                             to  12/31/2009        5.266371         6.821769          63,381.5800
   01/01/2010                             to  12/31/2010        6.821769         7.902429         110,937.1746
   01/01/2011                             to  12/31/2011        7.902429         7.283047         173,779.6118
   01/01/2012                             to  12/31/2012        7.283047         9.199517         218,387.2542
   01/01/2013                             to  12/31/2013        9.199517         9.311366         333,174.5101
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       28.680328        26.572256          68,011.5608
   01/01/2008                             to  12/31/2008       26.572256        17.797667         208,295.6688
   01/01/2009                             to  12/31/2009       17.797667        21.825068         350,728.0900
   01/01/2010                             to  12/31/2010       21.825068        24.194032         510,816.2006
   01/01/2011                             to  12/31/2011       24.194032        23.365386         733,083.3483
   01/01/2012                             to  12/31/2012       23.365386        26.397546         879,483.4603
   01/01/2013                             to  12/31/2013       26.397546        34.890349         906,012.8342
=============                            ==== ==========       =========        =========       ==============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       30.388846        30.600008       48,511.8118
  01/01/2008    to  12/31/2008       30.600008        17.980312      169,876.0130
  01/01/2009    to  12/31/2009       17.980312        23.968300      288,728.4200
  01/01/2010    to  12/31/2010       23.968300        26.668540      443,966.2783
  01/01/2011    to  12/31/2011       26.668540        24.508559      648,814.9622
  01/01/2012    to  12/31/2012       24.508559        27.908661      809,252.6567
  01/01/2013    to  12/31/2013       27.908661        32.737365      878,637.6578
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.100741        16.197454       58,768.4915
  01/01/2008    to  12/31/2008       16.197454        14.507656      278,728.5699
  01/01/2009    to  12/31/2009       14.507656        16.141601      441,434.2900
  01/01/2010    to  12/31/2010       16.141601        16.976928      623,065.7228
  01/01/2011    to  12/31/2011       16.976928        17.798818      749,483.4986
  01/01/2012    to  12/31/2012       17.798818        18.530393      921,551.9886
  01/01/2013    to  12/31/2013       18.530393        17.914200      981,466.8937
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       29.123578        29.960092       59,962.6494
  01/01/2008    to  12/31/2008       29.960092        18.237581      240,843.6155
  01/01/2009    to  12/31/2009       18.237581        25.643345      333,414.6300
  01/01/2010    to  12/31/2010       25.643345        28.313789      450,183.5477
  01/01/2011    to  12/31/2011       28.313789        25.490718      531,220.1652
  01/01/2012    to  12/31/2012       25.490718        30.867604      593,757.5039
  01/01/2013    to  12/31/2013       30.867604        39.398597      623,050.3746
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.663582        36.028586       25,321.1270
  01/01/2008    to  12/31/2008       36.028586        16.544955       96,262.2648
  01/01/2009    to  12/31/2009       16.544955        26.368213      142,901.5000
  01/01/2010    to  12/31/2010       26.368213        31.893691      180,534.2323
  01/01/2011    to  12/31/2011       31.893691        25.480733      245,905.4661
  01/01/2012    to  12/31/2012       25.480733        29.751672      269,521.7614
  01/01/2013    to  12/31/2013       29.751672        37.710028      290,373.7162
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       185.704060       185.264668      24,857.0265
  01/01/2008    to  12/31/2008       185.264668       102.558660      97,681.5262
  01/01/2009    to  12/31/2009       102.558660       141.273739     160,936.1800
  01/01/2010    to  12/31/2010       141.273739       165.666292     209,076.3562
  01/01/2011    to  12/31/2011       165.666292       156.693294     245,997.7023
  01/01/2012    to  12/31/2012       156.693294       182.513034     267,025.1141
  01/01/2013    to  12/31/2013       182.513034       234.621992     263,936.3399
============   ==== ==========       ==========       ==========     ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       131.670222       125.914276      16,675.7459
  01/01/2008    to  12/31/2008       125.914276        77.320427      61,875.0322
  01/01/2009    to  12/31/2009        77.320427       100.265853      95,405.5500
  01/01/2010    to  12/31/2010       100.265853       110.390988     123,005.3418
  01/01/2011    to  12/31/2011       110.390988       107.080922     145,736.9265
  01/01/2012    to  12/31/2012       107.080922       124.293149     150,266.4291
  01/01/2013    to  12/31/2013       124.293149       163.953006     149,721.8041
============   ==== ==========       ==========       ==========     ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        45.763323        48.711948      30,742.7711
  01/01/2008    to  12/31/2008        48.711948        27.618974     137,009.9619
  01/01/2009    to  12/31/2009        27.618974        37.022349     223,271.4000
  01/01/2010    to  12/31/2010        37.022349        42.839529     326,387.3219
  01/01/2011    to  12/31/2011        42.839529        41.213371     453,684.2547
  01/01/2012    to  12/31/2012        41.213371        47.359969     542,388.4147
  01/01/2013    to  12/31/2013        47.359969        61.369899     564,297.7221
============   ==== ==========       ==========       ==========     ============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013         5.443784         6.007531     247,012.3622
============   ==== ==========       ==========       ==========     ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        41.361728        41.941655      29,514.7222
  01/01/2008    to  12/31/2008        41.941655        25.026570     117,143.7702
  01/01/2009    to  12/31/2009        25.026570        34.558014     229,724.4900
  01/01/2010    to  12/31/2010        34.558014        43.902177     373,249.3472
  01/01/2011    to  12/31/2011        43.902177        38.671663     555,011.7317
  01/01/2012    to  12/31/2012        38.671663        43.772186     702,197.4612
  01/01/2013    to  12/31/2013        43.772186        58.763979     734,253.5303
============   ==== ==========       ==========       ==========     ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       50.121884        48.044037          47,838.7886
  01/01/2008    to  12/31/2008       48.044037        33.391454         159,880.0281
  01/01/2009    to  12/31/2009       33.391454        44.737374         236,929.1600
  01/01/2010    to  12/31/2010       44.737374        49.805901         316,142.4161
  01/01/2011    to  12/31/2011       49.805901        50.386439         394,695.2004
  01/01/2012    to  12/31/2012       50.386439        56.081156         459,607.5491
  01/01/2013    to  12/31/2013       56.081156        63.137519         500,708.3367
============   ==== ==========       =========        =========       ==============
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.247799         8.785756          49,787.6788
  01/01/2008    to  12/31/2008        8.785756         5.814479         124,515.6252
  01/01/2009    to  12/31/2009        5.814479         7.420197         210,009.1200
  01/01/2010    to  12/31/2010        7.420197         9.400945         372,063.1869
  01/01/2011    to  12/31/2011        9.400945         8.939745         642,139.6655
  01/01/2012    to  12/31/2012        8.939745        10.456710         919,633.3400
  01/01/2013    to  12/31/2013       10.456710        14.076194       1,032,242.5195
============   ==== ==========       =========        =========       ==============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       26.659383        24.757843          64,268.2765
  01/01/2008    to  12/31/2008       24.757843        15.384089         243,913.5565
  01/01/2009    to  12/31/2009       15.384089        19.160095         348,493.9400
  01/01/2010    to  12/31/2010       19.160095        21.051039         444,559.8445
  01/01/2011    to  12/31/2011       21.051039        20.583710         506,779.4255
  01/01/2012    to  12/31/2012       20.583710        23.233740         506,382.3113
  01/01/2013    to  12/31/2013       23.233740        29.444529         498,275.6266
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       12.396214        12.890683          50,728.7637
  01/01/2008    to  12/31/2008       12.890683        13.527018         206,190.6642
  01/01/2009    to  12/31/2009       13.527018        15.862732         348,821.1400
  01/01/2010    to  12/31/2010       15.862732        17.938161         627,471.0831
  01/01/2011    to  12/31/2011       17.938161        17.570372         875,605.0272
  01/01/2012    to  12/31/2012       17.570372        19.975166       1,222,573.8169
  01/01/2013    to  12/31/2013       19.975166        20.058452       1,449,170.0761
============   ==== ==========       =========        =========       ==============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       15.836359        14.953888        117,661.5150
  01/01/2008    to  12/31/2008       14.953888         8.804911        271,970.7778
  01/01/2009    to  12/31/2009        8.804911        11.707247        388,565.7300
  01/01/2010    to  12/31/2010       11.707247        14.460794        487,889.8640
  01/01/2011    to  12/31/2011       14.460794        14.641695        588,823.2900
  01/01/2012    to  12/31/2012       14.641695        17.174713        703,554.3396
  01/01/2013    to  12/31/2013       17.174713        25.078308        810,060.3039
============   ==== ==========       =========        =========        ============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       39.166841        36.414726         37,937.0072
  01/01/2008    to  12/31/2008       36.414726        22.818790         88,056.6282
  01/01/2009    to  12/31/2009       22.818790        29.165956        125,427.0700
  01/01/2010    to  12/31/2010       29.165956        33.603333        153,899.4380
  01/01/2011    to  12/31/2011       33.603333        31.146032        184,678.3951
  01/01/2012    to  12/31/2012       31.146032        35.381982        187,905.1914
  01/01/2013    to  12/31/2013       35.381982        46.205213        191,103.8884
============   ==== ==========       =========        =========        ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       34.966229        34.979930         32,517.9900
  01/01/2008    to  12/31/2008       34.979930        24.430479         99,166.9863
  01/01/2009    to  12/31/2009       24.430479        29.477640        201,411.4500
  01/01/2010    to  12/31/2010       29.477640        32.803617        335,970.8960
  01/01/2011    to  12/31/2011       32.803617        33.257180        480,584.5068
  01/01/2012    to  12/31/2012       33.257180        38.099202        598,370.0091
  01/01/2013    to  12/31/2013       38.099202        48.938613        686,006.7265
============   ==== ==========       =========        =========        ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.888290        15.203478         16,625.3119
  01/01/2008    to  12/31/2008       15.203478         9.770173        105,470.1503
  01/01/2009    to  12/31/2009        9.770173        11.838514        245,231.7700
  01/01/2010    to  12/31/2010       11.838514        13.114733        325,253.0666
  01/01/2011    to  12/31/2011       13.114733        13.957791        453,661.0868
  01/01/2012    to  12/31/2012       13.957791        15.731734        617,550.5424
  01/01/2013    to  12/31/2013       15.731734        19.536312        758,371.3866
============   ==== ==========       =========        =========        ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       17.674722        17.386997          12,307.0794
  01/01/2008    to  12/31/2008       17.386997        10.185375          53,779.1204
  01/01/2009    to  12/31/2009       10.185375        14.368654          91,847.0600
  01/01/2010    to  12/31/2010       14.368654        17.772707         138,103.0553
  01/01/2011    to  12/31/2011       17.772707        17.804673         195,148.6026
  01/01/2012    to  12/31/2012       17.804673        21.008814         249,388.6583
  01/01/2013    to  12/31/2013       21.008814        30.525229         305,511.7859
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.696846        17.689347          59,630.6474
  01/01/2011    to  12/31/2011       17.689347        17.683697         133,245.8560
  01/01/2012    to  12/31/2012       17.683697        19.759681         152,730.0890
  01/01/2013    to  12/31/2013       19.759681        22.517863         163,517.9262
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.901260        15.972536          51,266.7201
  01/01/2008    to  12/31/2008       15.972536         9.876488         174,269.0944
  01/01/2009    to  12/31/2009        9.876488        12.927958         314,697.0200
  01/01/2010    to  12/31/2010       12.927958        14.779103         342,281.2088
  01/01/2011    to  12/31/2011       14.779103        14.265932         396,825.5285
  01/01/2012    to  12/31/2012       14.265932        16.334414         399,331.1814
  01/01/2013    to  12/31/2013       16.334414        20.416374         373,248.0715
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.712397        16.807712          31,611.6986
  01/01/2008    to  12/31/2008       16.807712        11.487842          80,642.8091
  01/01/2009    to  12/31/2009       11.487842        17.656988         112,627.2900
  01/01/2010    to  12/31/2010       17.656988        20.049625         148,251.8212
  01/01/2011    to  12/31/2011       20.049625        20.150240         201,146.5941
  01/01/2012    to  12/31/2012       20.150240        23.557521         264,660.3173
  01/01/2013    to  12/31/2013       23.557521        24.735967         302,838.5041
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.165570         1.297657       1,625,000.2403
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       12.928305        13.926151          95,742.1245
  01/01/2013    to  12/31/2013       13.926151        15.044315         184,530.1687
============   ==== ==========       =========        =========       ==============

                                    1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.177663         6.514499        579,456.3592
   01/01/2012                             to  12/31/2012        6.514499         7.627637        515,458.0083
   01/01/2013                             to  12/31/2013        7.627637        10.973527        434,490.5976
=============                            ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       12.071091        10.406415        156,728.5943
   01/01/2008                             to  12/31/2008       10.406415         4.666352        527,932.2941
   01/01/2009                             to  12/31/2009        4.666352         6.361382        592,057.4700
   01/01/2010                             to  12/31/2010        6.361382         6.746564        604,449.6957
   01/01/2011                             to  04/29/2011        6.746564         7.178371              0.0000
=============                            ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.997626        21.986197         22,379.9944
   01/01/2013                             to  12/31/2013       21.986197        28.347571        117,114.2155
=============                            ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009        9.978038        12.483604        424,767.7800
   01/01/2010                             to  12/31/2010       12.483604        14.169748        517,024.3051
   01/01/2011                             to  12/31/2011       14.169748        13.796208        587,504.4777
   01/01/2012                             to  12/31/2012       13.796208        16.155436        604,542.8941
   01/01/2013                             to  12/31/2013       16.155436        21.612434        620,775.2823
=============                            ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.534218        15.665413        139,536.6857
   01/01/2008                             to  12/31/2008       15.665413         9.936510        311,938.3895
   01/01/2009                             to  05/01/2009        9.936510         9.649832              0.0000
=============                            ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.848781        16.232859         21,183.5448
   01/01/2008                             to  12/31/2008       16.232859         9.827109         31,532.8086
   01/01/2009                             to  12/31/2009        9.827109        12.993774         56,702.0100
   01/01/2010                             to  12/31/2010       12.993774        16.200466         71,805.0468
   01/01/2011                             to  12/31/2011       16.200466        15.834582        137,167.2986
   01/01/2012                             to  12/31/2012       15.834582        18.496938        153,038.2693
   01/01/2013                             to  12/31/2013       18.496938        25.619077        162,088.7136
=============                            ==== ==========       =========        =========        ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.396192        14.806681           5,710.5508
  01/01/2013    to  12/31/2013       14.806681        17.135943          30,512.7322
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.752687        14.163133          27,264.5257
  01/01/2008    to  12/31/2008       14.163133         6.222852         128,437.7179
  01/01/2009    to  12/31/2009        6.222852        10.387939         209,466.1000
  01/01/2010    to  12/31/2010       10.387939        12.692204         381,655.9521
  01/01/2011    to  12/31/2011       12.692204        10.195420         594,836.5738
  01/01/2012    to  12/31/2012       10.195420        11.976649         738,954.3059
  01/01/2013    to  12/31/2013       11.976649        11.244349         954,513.8087
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.803254        18.160911          32,889.0743
  01/01/2008    to  12/31/2008       18.160911        10.341809          85,342.4274
  01/01/2009    to  12/31/2009       10.341809        13.444029         137,558.4500
  01/01/2010    to  12/31/2010       13.444029        14.798695         165,725.0750
  01/01/2011    to  12/31/2011       14.798695        13.055870         233,214.5785
  01/01/2012    to  12/31/2012       13.055870        15.054573         274,096.9288
  01/01/2013    to  12/31/2013       15.054573        17.739559         287,586.3232
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.589240        13.271208          68,132.0560
  01/01/2008    to  12/31/2008       13.271208         6.982079         184,645.6307
  01/01/2009    to  12/31/2009        6.982079        10.849894         341,306.8400
  01/01/2010    to  12/31/2010       10.849894        14.160403         451,645.9661
  01/01/2011    to  12/31/2011       14.160403        13.023345         683,738.0217
  01/01/2012    to  12/31/2012       13.023345        14.061544         995,961.7885
  01/01/2013    to  12/31/2013       14.061544        19.315756       1,072,430.8034
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.519264        20.669781          14,389.0418
  01/01/2008    to  12/31/2008       20.669781        12.139539          45,814.5036
  01/01/2009    to  12/31/2009       12.139539        16.768835          57,761.7800
  01/01/2010    to  12/31/2010       16.768835        19.207835          55,003.6518
  01/01/2011    to  12/31/2011       19.207835        17.383948          50,102.4287
  01/01/2012    to  12/31/2012       17.383948        20.812557          45,787.2150
  01/01/2013    to  12/31/2013       20.812557        26.140025         211,765.1299
============   ==== ==========       =========        =========       ==============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.747091         9.169748          45,509.2544
  01/01/2011    to  12/31/2011        9.169748         8.435706         410,945.0181
  01/01/2012    to  12/31/2012        8.435706        10.186084         376,942.1918
  01/01/2013    to  04/26/2013       10.186084        10.835763               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.076490        14.224340          84,997.8934
  01/01/2008    to  12/31/2008       14.224340         8.105859         202,211.4008
  01/01/2009    to  12/31/2009        8.105859        10.500288         258,389.7600
  01/01/2010    to  12/31/2010       10.500288        11.142259         283,022.1042
  01/01/2011    to  04/29/2011       11.142259        12.439508               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       22.138037        20.964844           9,058.7336
  01/01/2008    to  12/31/2008       20.964844        13.912262          80,572.8949
  01/01/2009    to  12/31/2009       13.912262        17.029653         250,560.2300
  01/01/2010    to  12/31/2010       17.029653        19.556237         482,648.0076
  01/01/2011    to  12/31/2011       19.556237        18.444747         753,953.7784
  01/01/2012    to  12/31/2012       18.444747        20.153620         959,493.9792
  01/01/2013    to  12/31/2013       20.153620        26.499857         959,216.3556
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       12.260844        13.407209          62,880.2736
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.677254        20.352464         135,366.7635
  01/01/2008    to  12/31/2008       20.352464        17.949001         496,531.2425
  01/01/2009    to  12/31/2009       17.949001        23.603044         863,050.8100
  01/01/2010    to  12/31/2010       23.603044        26.161095       1,332,588.9932
  01/01/2011    to  12/31/2011       26.161095        26.787889       1,893,531.4038
  01/01/2012    to  12/31/2012       26.787889        29.543507       2,422,581.3412
  01/01/2013    to  12/31/2013       29.543507        29.642049       2,784,713.8073
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.791664         2.822699         790,333.3452
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       59.718558        62.179788           5,781.0920
  01/01/2013    to  12/31/2013       62.179788        60.819052          11,952.3570
============   ==== ==========       =========        =========       ==============

                                   1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.254623        11.685867       28,420.6500
   01/01/2010                             to  12/31/2010       11.685867        13.835066       26,303.9084
   01/01/2011                             to  12/31/2011       13.835066        12.447419       24,164.4929
   01/01/2012                             to  12/31/2012       12.447419        14.065768       21,217.4687
   01/01/2013                             to  12/31/2013       14.065768        18.653842       18,148.9857
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.779410        16.703763          809.1945
   01/01/2008                             to  12/31/2008       16.703763         9.466289       14,372.7696
   01/01/2009                             to  05/01/2009        9.466289         9.009245            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        2.373502         2.362525      339,916.6848
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.118428        14.006551      323,715.9753
   01/01/2011                             to  12/31/2011       14.006551        13.839940      472,526.0529
   01/01/2012                             to  12/31/2012       13.839940        13.673962      457,911.0194
   01/01/2013                             to  12/31/2013       13.673962        13.510863      430,697.7865
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       13.830911        14.119530       57,294.8317
   01/01/2008                             to  12/31/2008       14.119530        14.313968      313,609.9650
   01/01/2009                             to  12/31/2009       14.313968        14.174867      370,552.6400
   01/01/2010                             to  04/30/2010       14.174867        14.119821            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.674969        14.166790      162,093.3219
   01/01/2013                             to  12/31/2013       14.166790        19.139548      147,538.7402
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       10.120229        10.463481       53,799.5878
   01/01/2008                             to  12/31/2008       10.463481         5.588900      156,787.8175
   01/01/2009                             to  12/31/2009        5.588900         7.935595      192,549.6400
   01/01/2010                             to  12/31/2010        7.935595         8.577766      226,137.6852
   01/01/2011                             to  12/31/2011        8.577766         8.358647      257,108.7008
   01/01/2012                             to  04/27/2012        8.358647         9.409573            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.605153        17.037581       30,736.1531
  01/01/2008    to  12/31/2008       17.037581        16.744234      162,346.2758
  01/01/2009    to  12/31/2009       16.744234        17.219574      378,456.5200
  01/01/2010    to  12/31/2010       17.219574        17.948713      581,037.8148
  01/01/2011    to  12/31/2011       17.948713        18.669045      755,291.2399
  01/01/2012    to  12/31/2012       18.669045        19.007371      989,588.4803
  01/01/2013    to  12/31/2013       19.007371        18.610646      992,214.0749
============   ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.835294        17.179818       63,428.5010
  01/01/2008    to  12/31/2008       17.179818        10.523254      209,883.6499
  01/01/2009    to  12/31/2009       10.523254        14.232718      315,099.4100
  01/01/2010    to  12/31/2010       14.232718        17.305474      417,990.9079
  01/01/2011    to  12/31/2011       17.305474        16.692006      492,186.1469
  01/01/2012    to  12/31/2012       16.692006        19.406057      488,712.0158
  01/01/2013    to  12/31/2013       19.406057        26.964048      449,421.7942
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       37.950583        34.382894       21,120.5492
  01/01/2008    to  12/31/2008       34.382894        22.503089       56,225.8679
  01/01/2009    to  12/31/2009       22.503089        27.851722       82,860.7300
  01/01/2010    to  12/31/2010       27.851722        32.443757      101,731.3295
  01/01/2011    to  12/31/2011       32.443757        30.185057      127,023.8633
  01/01/2012    to  12/31/2012       30.185057        33.051825      141,197.0859
  01/01/2013    to  12/31/2013       33.051825        43.354003      143,939.4515
============   ==== ==========       =========        =========      ============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       61.519528        47.673421       17,057.5970
  01/01/2008    to  12/31/2008       47.673421        29.252442       44,801.6034
  01/01/2009    to  12/31/2009       29.252442        37.098625       68,735.6000
  01/01/2010    to  12/31/2010       37.098625        47.639572       77,524.1338
  01/01/2011    to  12/31/2011       47.639572        49.859118       96,434.7377
  01/01/2012    to  12/31/2012       49.859118        57.062435      111,395.7939
  01/01/2013    to  12/31/2013       57.062435        57.539784      139,400.4929
============   ==== ==========       =========        =========      ============

                                    1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       11.699939        11.014328          23,476.3867
   01/01/2008                             to  12/31/2008       11.014328         6.371662         157,256.2425
   01/01/2009                             to  12/31/2009        6.371662         8.756664         250,332.8700
   01/01/2010                             to  12/31/2010        8.756664        10.566201         379,790.5531
   01/01/2011                             to  12/31/2011       10.566201        10.521467         627,227.4506
   01/01/2012                             to  12/31/2012       10.521467        12.164300         801,628.7313
   01/01/2013                             to  12/31/2013       12.164300        16.089633         818,197.4881
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.156184        15.408422         286,536.7232
   01/01/2008                             to  12/31/2008       15.408422        11.765224         814,839.4064
   01/01/2009                             to  12/31/2009       11.765224        14.232019       1,277,644.8100
   01/01/2010                             to  12/31/2010       14.232019        15.746345       2,051,021.1409
   01/01/2011                             to  12/31/2011       15.746345        15.349018       2,778,421.1349
   01/01/2012                             to  12/31/2012       15.349018        17.035106       3,289,737.6774
   01/01/2013                             to  12/31/2013       17.035106        21.010211       3,592,922.4007
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       11.119866         9.637173          16,060.9711
   01/01/2008                             to  12/31/2008        9.637173         5.260858          56,783.0077
   01/01/2009                             to  12/31/2009        5.260858         6.811219          94,813.0700
   01/01/2010                             to  12/31/2010        6.811219         7.886269         147,968.4237
   01/01/2011                             to  12/31/2011        7.886269         7.264526         240,768.2040
   01/01/2012                             to  12/31/2012        7.264526         9.171514         351,699.9802
   01/01/2013                             to  12/31/2013        9.171514         9.278380         370,143.3037
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       28.530979        26.426167          70,865.0947
   01/01/2008                             to  12/31/2008       26.426167        17.690923         259,479.4939
   01/01/2009                             to  12/31/2009       17.690923        21.683322         439,625.5000
   01/01/2010                             to  12/31/2010       21.683322        24.024895         632,859.6050
   01/01/2011                             to  12/31/2011       24.024895        23.190462         927,131.5257
   01/01/2012                             to  12/31/2012       23.190462        26.186757       1,095,158.8111
   01/01/2013                             to  12/31/2013       26.186757        34.594453       1,153,873.8348
=============                            ==== ==========       =========        =========       ==============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       30.175628        30.376438       44,738.1099
  01/01/2008    to  12/31/2008       30.376438        17.839977      180,858.9857
  01/01/2009    to  12/31/2009       17.839977        23.769343      272,011.7100
  01/01/2010    to  12/31/2010       23.769343        26.433963      424,860.1383
  01/01/2011    to  12/31/2011       26.433963        24.280851      660,004.7633
  01/01/2012    to  12/31/2012       24.280851        27.635474      817,857.5506
  01/01/2013    to  12/31/2013       27.635474        32.400714      914,060.5996
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       16.019697        16.111222       45,761.1518
  01/01/2008    to  12/31/2008       16.111222        14.423185      208,596.4241
  01/01/2009    to  12/31/2009       14.423185        16.039597      393,057.5500
  01/01/2010    to  12/31/2010       16.039597        16.861215      551,046.5757
  01/01/2011    to  12/31/2011       16.861215        17.668691      767,495.8599
  01/01/2012    to  12/31/2012       17.668691        18.385674      822,053.9038
  01/01/2013    to  12/31/2013       18.385674        17.765407      905,512.9975
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.976992        29.800598       55,423.6154
  01/01/2008    to  12/31/2008       29.800598        18.131378      243,249.8973
  01/01/2009    to  12/31/2009       18.131378        25.481276      330,343.5000
  01/01/2010    to  12/31/2010       25.481276        28.120793      433,256.7699
  01/01/2011    to  12/31/2011       28.120793        25.304324      571,736.4224
  01/01/2012    to  12/31/2012       25.304324        30.626503      640,211.2351
  01/01/2013    to  12/31/2013       30.626503        39.071333      662,691.6881
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.501804        35.854686       21,370.6512
  01/01/2008    to  12/31/2008       35.854686        16.456813      112,684.9618
  01/01/2009    to  12/31/2009       16.456813        26.214637      140,363.5100
  01/01/2010    to  12/31/2010       26.214637        31.692104      175,124.7350
  01/01/2011    to  12/31/2011       31.692104        25.307030      224,345.4235
  01/01/2012    to  12/31/2012       25.307030        29.534009      267,803.7134
  01/01/2013    to  12/31/2013       29.534009        37.415444      274,489.7487
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       183.550812       183.063067      19,199.1586
  01/01/2008    to  12/31/2008       183.063067       101.288942      95,392.7324
  01/01/2009    to  12/31/2009       101.288942       139.454969     153,388.1700
  01/01/2010    to  12/31/2010       139.454969       163.451823     200,794.5043
  01/01/2011    to  12/31/2011       163.451823       154.521625     247,196.0210
  01/01/2012    to  12/31/2012       154.521625       179.893111     271,500.0765
  01/01/2013    to  12/31/2013       179.893111       231.138525     271,096.2227
============   ==== ==========       ==========       ==========     ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       130.143757       124.418214      14,564.1411
  01/01/2008    to  12/31/2008       124.418214        76.363335      55,055.3762
  01/01/2009    to  12/31/2009        76.363335        98.975235      93,590.3500
  01/01/2010    to  12/31/2010        98.975235       108.915613     115,330.8503
  01/01/2011    to  12/31/2011       108.915613       105.597072     130,674.4672
  01/01/2012    to  12/31/2012       105.597072       122.509209     130,870.7850
  01/01/2013    to  12/31/2013       122.509209       161.519113     129,010.1350
============   ==== ==========       ==========       ==========     ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        45.479933        48.396178      17,517.5014
  01/01/2008    to  12/31/2008        48.396178        27.426138     126,943.3798
  01/01/2009    to  12/31/2009        27.426138        36.745478     208,251.2800
  01/01/2010    to  12/31/2010        36.745478        42.497923     311,759.0612
  01/01/2011    to  12/31/2011        42.497923        40.864330     447,225.0632
  01/01/2012    to  12/31/2012        40.864330        46.935281     550,434.6868
  01/01/2013    to  12/31/2013        46.935281        60.789198     568,710.4051
============   ==== ==========       ==========       ==========     ============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013         5.393340         5.950715     350,255.5712
============   ==== ==========       ==========       ==========     ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        41.187807        41.753107      21,610.8330
  01/01/2008    to  12/31/2008        41.753107        24.901542     120,050.5419
  01/01/2009    to  12/31/2009        24.901542        34.368186     233,595.6800
  01/01/2010    to  12/31/2010        34.368186        43.639225     369,529.2124
  01/01/2011    to  12/31/2011        43.639225        38.420845     586,830.7763
  01/01/2012    to  12/31/2012        38.420845        43.466436     717,764.3069
  01/01/2013    to  12/31/2013        43.466436        58.324363     750,517.9531
============   ==== ==========       ==========       ==========     ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       49.664557        47.591776          48,962.2725
  01/01/2008    to  12/31/2008       47.591776        33.060519         149,147.9513
  01/01/2009    to  12/31/2009       33.060519        44.271867         207,471.7600
  01/01/2010    to  12/31/2010       44.271867        49.263034         286,323.6436
  01/01/2011    to  12/31/2011       49.263034        49.812387         384,196.5328
  01/01/2012    to  12/31/2012       49.812387        55.414367         481,245.7654
  01/01/2013    to  12/31/2013       55.414367        62.355652         511,798.6704
============   ==== ==========       =========        =========       ==============
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.246876         8.776681          21,309.4066
  01/01/2008    to  12/31/2008        8.776681         5.805553          59,547.2447
  01/01/2009    to  12/31/2009        5.805553         7.405099         139,941.7000
  01/01/2010    to  12/31/2010        7.405099         9.377133         323,205.5515
  01/01/2011    to  12/31/2011        9.377133         8.912651         670,106.8636
  01/01/2012    to  12/31/2012        8.912651        10.419781         912,658.6813
  01/01/2013    to  12/31/2013       10.419781        14.019476       1,075,518.5239
============   ==== ==========       =========        =========       ==============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       26.518923        24.620211          70,938.1335
  01/01/2008    to  12/31/2008       24.620211        15.290879         222,868.0798
  01/01/2009    to  12/31/2009       15.290879        19.034488         315,701.0700
  01/01/2010    to  12/31/2010       19.034488        20.902590         408,401.5721
  01/01/2011    to  12/31/2011       20.902590        20.428357         546,282.2597
  01/01/2012    to  12/31/2012       20.428357        23.046801         575,998.5904
  01/01/2013    to  12/31/2013       23.046801        29.193028         555,019.0157
============   ==== ==========       =========        =========       ==============
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       12.344226        12.832877          34,487.7862
  01/01/2008    to  12/31/2008       12.832877        13.459608         148,150.4113
  01/01/2009    to  12/31/2009       13.459608        15.775794         379,114.4000
  01/01/2010    to  12/31/2010       15.775794        17.830937         634,673.7198
  01/01/2011    to  12/31/2011       17.830937        17.456636         945,782.1418
  01/01/2012    to  12/31/2012       17.456636        19.835891       1,304,675.6964
  01/01/2013    to  12/31/2013       19.835891        19.908639       1,545,588.1450
============   ==== ==========       =========        =========       ==============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       15.776376        14.892899       60,913.2567
  01/01/2008    to  12/31/2008       14.892899         8.764591      228,717.9277
  01/01/2009    to  12/31/2009        8.764591        11.647810      362,152.8100
  01/01/2010    to  12/31/2010       11.647810        14.380193      443,664.5203
  01/01/2011    to  12/31/2011       14.380193        14.552820      661,781.5419
  01/01/2012    to  12/31/2012       14.552820        17.061886      771,459.7712
  01/01/2013    to  12/31/2013       17.061886        24.901118      871,662.1079
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       38.903616        36.159439       23,844.9984
  01/01/2008    to  12/31/2008       36.159439        22.647427      102,878.2278
  01/01/2009    to  12/31/2009       22.647427        28.932451      147,983.7500
  01/01/2010    to  12/31/2010       28.932451        33.317654      177,310.6615
  01/01/2011    to  12/31/2011       33.317654        30.865828      207,549.5904
  01/01/2012    to  12/31/2012       30.865828        35.046053      216,508.2190
  01/01/2013    to  12/31/2013       35.046053        45.743661      207,579.2821
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       34.694580        34.698048       19,032.7861
  01/01/2008    to  12/31/2008       34.698048        24.221434      113,895.0003
  01/01/2009    to  12/31/2009       24.221434        29.210797      223,948.1300
  01/01/2010    to  12/31/2010       29.210797        32.490430      358,622.5413
  01/01/2011    to  12/31/2011       32.490430        32.923231      545,022.0115
  01/01/2012    to  12/31/2012       32.923231        37.697685      672,145.8301
  01/01/2013    to  12/31/2013       37.697685        48.398672      762,386.4631
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.850248        15.163612            0.0000
  01/01/2008    to  12/31/2008       15.163612         9.739658      120,689.8626
  01/01/2009    to  12/31/2009        9.739658        11.795641      201,044.1600
  01/01/2010    to  12/31/2010       11.795641        13.060712      329,082.5188
  01/01/2011    to  12/31/2011       13.060712        13.893365      555,934.0197
  01/01/2012    to  12/31/2012       13.893365        15.651253      811,166.3445
  01/01/2013    to  12/31/2013       15.651253        19.426657      981,351.0855
============   ==== ==========       =========        =========      ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       17.607778        17.316087           3,026.1539
  01/01/2008    to  12/31/2008       17.316087        10.138735          24,175.6479
  01/01/2009    to  12/31/2009       10.138735        14.295706          78,784.0100
  01/01/2010    to  12/31/2010       14.295706        17.673648         119,834.8578
  01/01/2011    to  12/31/2011       17.673648        17.696599         195,438.7635
  01/01/2012    to  12/31/2012       17.696599        20.870801         267,684.7273
  01/01/2013    to  12/31/2013       20.870801        30.309557         340,739.4731
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.586621        17.566747          47,005.8522
  01/01/2011    to  12/31/2011       17.566747        17.552377         169,956.8446
  01/01/2012    to  12/31/2012       17.552377        19.603090         249,989.5673
  01/01/2013    to  12/31/2013       19.603090        22.328250         315,170.3369
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.814235        15.885655          39,784.0193
  01/01/2008    to  12/31/2008       15.885655         9.817829         266,099.7138
  01/01/2009    to  12/31/2009        9.817829        12.844752         347,519.6800
  01/01/2010    to  12/31/2010       12.844752        14.676649         378,656.4977
  01/01/2011    to  12/31/2011       14.676649        14.159966         435,042.5528
  01/01/2012    to  12/31/2012       14.159966        16.204938         533,588.1875
  01/01/2013    to  12/31/2013       16.204938        20.244423         471,991.4238
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.632084        16.726619          34,782.3367
  01/01/2008    to  12/31/2008       16.726619        11.426676         101,433.9389
  01/01/2009    to  12/31/2009       11.426676        17.554209         164,966.0000
  01/01/2010    to  12/31/2010       17.554209        19.922959         244,774.7236
  01/01/2011    to  12/31/2011       19.922959        20.012954         316,889.8435
  01/01/2012    to  12/31/2012       20.012954        23.385266         416,423.3632
  01/01/2013    to  12/31/2013       23.385266        24.542821         445,523.5760
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.162481         1.293969       1,670,281.0429
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.919700        24.680431          74,441.3844
  01/01/2013    to  12/31/2013       24.680431        26.648757         145,888.7636
============   ==== ==========       =========        =========       ==============

                                    1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.157916         6.494420        642,973.0607
   01/01/2012                             to  12/31/2012        6.494420         7.600306        580,313.8273
   01/01/2013                             to  12/31/2013        7.600306        10.928746        486,576.3585
=============                            ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       12.061536        10.395140        140,017.9691
   01/01/2008                             to  12/31/2008       10.395140         4.658948        511,529.1245
   01/01/2009                             to  12/31/2009        4.658948         6.348112        583,563.0100
   01/01/2010                             to  12/31/2010        6.348112         6.729128        649,437.9016
   01/01/2011                             to  04/29/2011        6.729128         7.158651              0.0000
=============                            ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.897507        21.862991         26,779.8880
   01/01/2013                             to  12/31/2013       21.862991        28.174637        120,947.5856
=============                            ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009        9.928151        12.417100        467,709.0600
   01/01/2010                             to  12/31/2010       12.417100        14.087223        597,743.2038
   01/01/2011                             to  12/31/2011       14.087223        13.709014        750,324.7480
   01/01/2012                             to  12/31/2012       13.709014        16.045268        847,537.8744
   01/01/2013                             to  12/31/2013       16.045268        21.454330        892,691.3324
=============                            ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.463407        15.597594        148,429.5567
   01/01/2008                             to  12/31/2008       15.597594         9.888519        306,288.6734
   01/01/2009                             to  05/01/2009        9.888519         9.601624              0.0000
=============                            ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.801278        16.182367         12,169.7667
   01/01/2008                             to  12/31/2008       16.182367         9.791616         21,556.0666
   01/01/2009                             to  12/31/2009        9.791616        12.940371         38,918.8000
   01/01/2010                             to  12/31/2010       12.940371        16.125829         70,120.1189
   01/01/2011                             to  12/31/2011       16.125829        15.753764        169,658.1616
   01/01/2012                             to  12/31/2012       15.753764        18.393286        255,551.3395
   01/01/2013                             to  12/31/2013       18.393286        25.462792        283,903.2573
=============                            ==== ==========       =========        =========        ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.352986        14.757290          18,226.8373
  01/01/2013    to  12/31/2013       14.757290        17.070248          35,350.4858
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.746262        14.151264          36,648.7597
  01/01/2008    to  12/31/2008       14.151264         6.214507         143,585.0594
  01/01/2009    to  12/31/2009        6.214507        10.368825         205,099.1600
  01/01/2010    to  12/31/2010       10.368825        12.662528         393,156.0422
  01/01/2011    to  12/31/2011       12.662528        10.166501         708,230.9483
  01/01/2012    to  12/31/2012       10.166501        11.936678         887,776.7552
  01/01/2013    to  12/31/2013       11.936678        11.201217       1,080,764.7382
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.747242        18.098490          25,940.8901
  01/01/2008    to  12/31/2008       18.098490        10.301083          93,130.6206
  01/01/2009    to  12/31/2009       10.301083        13.384389         171,089.8000
  01/01/2010    to  12/31/2010       13.384389        14.725690         187,902.1933
  01/01/2011    to  12/31/2011       14.725690        12.984974         238,639.4687
  01/01/2012    to  12/31/2012       12.984974        14.965301         291,482.2327
  01/01/2013    to  12/31/2013       14.965301        17.625554         304,058.7371
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.549621        13.225582          78,766.6065
  01/01/2008    to  12/31/2008       13.225582         6.954573         173,080.2248
  01/01/2009    to  12/31/2009        6.954573        10.801752         311,790.0600
  01/01/2010    to  12/31/2010       10.801752        14.090534         428,808.3531
  01/01/2011    to  12/31/2011       14.090534        12.952618         688,611.1856
  01/01/2012    to  12/31/2012       12.952618        13.978149       1,034,189.8572
  01/01/2013    to  12/31/2013       13.978149        19.191611       1,142,852.9422
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.409247        20.558104          19,482.4558
  01/01/2008    to  12/31/2008       20.558104        12.067882          26,546.6179
  01/01/2009    to  12/31/2009       12.067882        16.661518          26,391.4800
  01/01/2010    to  12/31/2010       16.661518        19.075379          23,508.2305
  01/01/2011    to  12/31/2011       19.075379        17.255449          20,474.3342
  01/01/2012    to  12/31/2012       17.255449        20.648336          22,188.2302
  01/01/2013    to  12/31/2013       20.648336        25.920812         225,960.7304
============   ==== ==========       =========        =========       ==============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.738234         9.157427          37,222.4647
  01/01/2011    to  12/31/2011        9.157427         8.420166         369,155.5547
  01/01/2012    to  12/31/2012        8.420166        10.162211         402,210.9755
  01/01/2013    to  04/26/2013       10.162211        10.808649               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       15.013258        14.160547          44,963.0520
  01/01/2008    to  12/31/2008       14.160547         8.065451         153,550.5471
  01/01/2009    to  12/31/2009        8.065451        10.442720         206,563.0800
  01/01/2010    to  12/31/2010       10.442720        11.075637         214,660.5865
  01/01/2011    to  04/29/2011       11.075637        12.363115               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.991013        20.819532           4,734.2722
  01/01/2008    to  12/31/2008       20.819532        13.808893          94,552.6930
  01/01/2009    to  12/31/2009       13.808893        16.894669         251,433.6700
  01/01/2010    to  12/31/2010       16.894669        19.391537         461,896.1481
  01/01/2011    to  12/31/2011       19.391537        18.280281         789,456.2776
  01/01/2012    to  12/31/2012       18.280281        19.963879       1,009,892.2209
  01/01/2013    to  12/31/2013       19.963879        26.237256       1,046,431.7826
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.364421         2.584991         279,460.0999
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.550505        20.215468         134,380.7380
  01/01/2008    to  12/31/2008       20.215468        17.819243         462,501.6948
  01/01/2009    to  12/31/2009       17.819243        23.420710         860,795.4700
  01/01/2010    to  12/31/2010       23.420710        25.946030       1,368,224.2697
  01/01/2011    to  12/31/2011       25.946030        26.554426       1,954,679.7255
  01/01/2012    to  12/31/2012       26.554426        29.271314       2,549,813.1706
  01/01/2013    to  12/31/2013       29.271314        29.354266       2,939,487.5303
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.765037         2.795236       1,066,618.6686
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       58.867804        61.273408          22,511.0229
  01/01/2013    to  12/31/2013       61.273408        59.902542          41,079.3584
============   ==== ==========       =========        =========       ==============

                                   1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.191979        11.602943       10,990.2700
   01/01/2010                             to  12/31/2010       11.602943        13.730032       13,968.0071
   01/01/2011                             to  12/31/2011       13.730032        12.346755       11,536.6727
   01/01/2012                             to  12/31/2012       12.346755        13.945007       13,303.9930
   01/01/2013                             to  12/31/2013       13.945007        18.484449       16,259.8177
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.681925        16.601871        3,075.5502
   01/01/2008                             to  12/31/2008       16.601871         9.403814       10,417.5642
   01/01/2009                             to  05/01/2009        9.403814         8.948298            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       23.381858        23.269230       35,974.5477
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.006697        13.891099      453,369.3044
   01/01/2011                             to  12/31/2011       13.891099        13.719018      777,310.1670
   01/01/2012                             to  12/31/2012       13.719018        13.547676      745,659.8625
   01/01/2013                             to  12/31/2013       13.547676        13.379391      487,212.0011
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       13.741528        14.024189       68,428.3023
   01/01/2008                             to  12/31/2008       14.024189        14.210187      342,300.3067
   01/01/2009                             to  12/31/2009       14.210187        14.065060      437,459.0300
   01/01/2010                             to  04/30/2010       14.065060        14.008136            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.601721        14.091348      142,240.3795
   01/01/2013                             to  12/31/2013       14.091348        19.028114      128,849.8767
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       10.088379        10.427507       45,072.0186
   01/01/2008                             to  12/31/2008       10.427507         5.566883      163,650.9391
   01/01/2009                             to  12/31/2009        5.566883         7.900384      196,416.1300
   01/01/2010                             to  12/31/2010        7.900384         8.535439      200,144.1074
   01/01/2011                             to  12/31/2011        8.535439         8.313253      206,393.5153
   01/01/2012                             to  04/27/2012        8.313253         9.356948            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.500941        16.925717       18,294.2186
  01/01/2008    to  12/31/2008       16.925717        16.625957      136,633.2503
  01/01/2009    to  12/31/2009       16.625957        17.089394      248,852.8100
  01/01/2010    to  12/31/2010       17.089394        17.804117      411,849.8625
  01/01/2011    to  12/31/2011       17.804117        18.509416      683,634.9190
  01/01/2012    to  12/31/2012       18.509416        18.835377      860,870.8406
  01/01/2013    to  12/31/2013       18.835377        18.433022      962,864.5096
============   ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.775893        17.124350       48,537.5931
  01/01/2008    to  12/31/2008       17.124350        10.484004      210,591.8251
  01/01/2009    to  12/31/2009       10.484004        14.172538      308,151.5800
  01/01/2010    to  12/31/2010       14.172538        17.223697      418,104.5636
  01/01/2011    to  12/31/2011       17.223697        16.604837      545,384.5303
  01/01/2012    to  12/31/2012       16.604837        19.295017      546,700.8671
  01/01/2013    to  12/31/2013       19.295017        26.796373      506,030.9303
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       37.718670        34.162806       24,298.6086
  01/01/2008    to  12/31/2008       34.162806        22.347805       60,324.4137
  01/01/2009    to  12/31/2009       22.347805        27.645699       95,831.1700
  01/01/2010    to  12/31/2010       27.645699        32.187685      122,112.3004
  01/01/2011    to  12/31/2011       32.187685        29.931864      151,046.4382
  01/01/2012    to  12/31/2012       29.931864        32.758115      169,622.6565
  01/01/2013    to  12/31/2013       32.758115        42.947278      167,243.4457
============   ==== ==========       =========        =========      ============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       61.154069        47.376362       22,287.2283
  01/01/2008    to  12/31/2008       47.376362        29.055513       43,904.7610
  01/01/2009    to  12/31/2009       29.055513        36.830427       60,726.9000
  01/01/2010    to  12/31/2010       36.830427        47.271572       74,949.6848
  01/01/2011    to  12/31/2011       47.271572        49.449300      100,317.1216
  01/01/2012    to  12/31/2012       49.449300        56.564981      122,076.5870
  01/01/2013    to  12/31/2013       56.564981        57.009647      145,198.2725
============   ==== ==========       =========        =========      ============

                                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       11.693987        11.002300          102,070.3716
   01/01/2008                             to  12/31/2008       11.002300         6.358307          372,167.3809
   01/01/2009                             to  12/31/2009        6.358307         8.729580          591,535.3600
   01/01/2010                             to  12/31/2010        8.729580        10.523007          933,727.8252
   01/01/2011                             to  12/31/2011       10.523007        10.468005        1,544,773.8085
   01/01/2012                             to  12/31/2012       10.468005        12.090336        1,890,064.8190
   01/01/2013                             to  12/31/2013       12.090336        15.975835        2,066,042.3123
=============                            ==== ==========       =========        =========       ===============
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.090299        15.336630          863,621.2217
   01/01/2008                             to  12/31/2008       15.336630        11.698654        2,344,585.9063
   01/01/2009                             to  12/31/2009       11.698654        14.137354        4,200,126.2200
   01/01/2010                             to  12/31/2010       14.137354        15.625990        6,040,493.7500
   01/01/2011                             to  12/31/2011       15.625990        15.216510        8,270,103.9323
   01/01/2012                             to  12/31/2012       15.216510        16.871081        9,505,265.8993
   01/01/2013                             to  12/31/2013       16.871081        20.787131       10,272,149.5915
=============                            ==== ==========       =========        =========       ===============
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       11.114266         9.626692           56,435.9895
   01/01/2008                             to  12/31/2008        9.626692         5.249851          146,198.2840
   01/01/2009                             to  12/31/2009        5.249851         6.790173          227,842.4300
   01/01/2010                             to  12/31/2010        6.790173         7.854058          398,757.0802
   01/01/2011                             to  12/31/2011        7.854058         7.227635          679,963.5574
   01/01/2012                             to  12/31/2012        7.227635         9.115779          948,346.2062
   01/01/2013                             to  12/31/2013        9.115779         9.212778        1,178,412.6456
=============                            ==== ==========       =========        =========       ===============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       28.234608        26.136393          218,556.9271
   01/01/2008                             to  12/31/2008       26.136393        17.479358          749,520.8083
   01/01/2009                             to  12/31/2009       17.479358        21.402603        1,404,256.4600
   01/01/2010                             to  12/31/2010       21.402603        23.690185        2,078,654.9001
   01/01/2011                             to  12/31/2011       23.690185        22.844567        2,939,642.6134
   01/01/2012                             to  12/31/2012       22.844567        25.770263        3,533,550.2270
   01/01/2013                             to  12/31/2013       25.770263        34.010243        3,702,109.7537
=============                            ==== ==========       =========        =========       ===============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       29.753666        29.934187        129,840.3669
  01/01/2008    to  12/31/2008       29.934187        17.562589        544,184.4888
  01/01/2009    to  12/31/2009       17.562589        23.376387        972,894.0900
  01/01/2010    to  12/31/2010       23.376387        25.971006      1,515,357.3111
  01/01/2011    to  12/31/2011       25.971006        23.831796      2,287,337.9683
  01/01/2012    to  12/31/2012       23.831796        27.097143      2,931,354.1755
  01/01/2013    to  12/31/2013       27.097143        31.737829      3,195,318.6607
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.858831        15.940133        128,998.6878
  01/01/2008    to  12/31/2008       15.940133        14.255719        592,501.7816
  01/01/2009    to  12/31/2009       14.255719        15.837530      1,196,386.3900
  01/01/2010    to  12/31/2010       15.837530        16.632166      1,751,820.4179
  01/01/2011    to  12/31/2011       16.632166        17.411310      2,266,177.9723
  01/01/2012    to  12/31/2012       17.411310        18.099650      2,630,117.4301
  01/01/2013    to  12/31/2013       18.099650        17.471554      2,906,658.2526
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.686027        29.484154        166,921.3288
  01/01/2008    to  12/31/2008       29.484154        17.920831        685,887.9723
  01/01/2009    to  12/31/2009       17.920831        25.160223      1,014,838.1400
  01/01/2010    to  12/31/2010       25.160223        27.738767      1,337,260.5604
  01/01/2011    to  12/31/2011       27.738767        24.935652      1,699,131.5579
  01/01/2012    to  12/31/2012       24.935652        30.149991      1,944,459.8596
  01/01/2013    to  12/31/2013       30.149991        38.425020      1,991,117.9240
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       35.180443        35.509401         55,247.2949
  01/01/2008    to  12/31/2008       35.509401        16.281942        298,704.8026
  01/01/2009    to  12/31/2009       16.281942        25.910183        470,849.5400
  01/01/2010    to  12/31/2010       25.910183        31.292776        624,955.9661
  01/01/2011    to  12/31/2011       31.292776        24.963205        845,462.9147
  01/01/2012    to  12/31/2012       24.963205        29.103502        993,424.6983
  01/01/2013    to  12/31/2013       29.103502        36.833241        987,007.3557
============   ==== ==========       =========        =========      ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       179.318909       178.738032         72,731.5471
  01/01/2008    to  12/31/2008       178.738032        98.796499        312,850.6487
  01/01/2009    to  12/31/2009        98.796499       135.887462        550,435.6200
  01/01/2010    to  12/31/2010       135.887462       159.111454        738,149.5273
  01/01/2011    to  12/31/2011       159.111454       150.268371        900,249.6606
  01/01/2012    to  12/31/2012       150.268371       174.765855      1,007,376.9359
  01/01/2013    to  12/31/2013       174.765855       224.326453        988,425.0868
============   ==== ==========       ==========       ==========      ==============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       127.143698       121.479197         49,142.3863
  01/01/2008    to  12/31/2008       121.479197        74.484569        179,109.1709
  01/01/2009    to  12/31/2009        74.484569        96.443688        304,702.7200
  01/01/2010    to  12/31/2010        96.443688       106.023864        403,388.0020
  01/01/2011    to  12/31/2011       106.023864       102.690914        486,295.5496
  01/01/2012    to  12/31/2012       102.690914       119.017982        514,945.3469
  01/01/2013    to  12/31/2013       119.017982       156.759515        510,133.5198
============   ==== ==========       ==========       ==========      ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        44.918402        47.770761         71,282.4137
  01/01/2008    to  12/31/2008        47.770761        27.044504        421,439.6248
  01/01/2009    to  12/31/2009        27.044504        36.197957        766,987.2600
  01/01/2010    to  12/31/2010        36.197957        41.822904      1,120,002.0622
  01/01/2011    to  12/31/2011        41.822904        40.175147      1,554,858.2943
  01/01/2012    to  12/31/2012        40.175147        46.097376      1,920,781.2124
  01/01/2013    to  12/31/2013        46.097376        59.644353      1,985,463.5137
============   ==== ==========       ==========       ==========      ==============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013         5.293887         5.838730        934,251.9567
============   ==== ==========       ==========       ==========      ==============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        40.842155        41.378549         74,795.4321
  01/01/2008    to  12/31/2008        41.378549        24.653365        383,404.0460
  01/01/2009    to  12/31/2009        24.653365        33.991678        818,808.5500
  01/01/2010    to  12/31/2010        33.991678        43.118083      1,326,915.0387
  01/01/2011    to  12/31/2011        43.118083        37.924133      2,034,373.6981
  01/01/2012    to  12/31/2012        37.924133        42.861406      2,554,198.0812
  01/01/2013    to  12/31/2013        42.861406        57.455098      2,620,475.2037
============   ==== ==========       ==========       ==========      ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       48.762367        46.699971        144,111.9389
  01/01/2008    to  12/31/2008       46.699971        32.408457        439,125.2439
  01/01/2009    to  12/31/2009       32.408457        43.355351        681,296.2600
  01/01/2010    to  12/31/2010       43.355351        48.195023        920,510.1232
  01/01/2011    to  12/31/2011       48.195023        48.683885      1,179,024.2233
  01/01/2012    to  12/31/2012       48.683885        54.104558      1,427,128.0070
  01/01/2013    to  12/31/2013       54.104558        60.820960      1,527,386.6004
============   ==== ==========       =========        =========      ==============
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.246568         8.771291         61,266.8173
  01/01/2008    to  12/31/2008        8.771291         5.796158        286,385.3998
  01/01/2009    to  12/31/2009        5.796158         7.385723        610,721.5000
  01/01/2010    to  12/31/2010        7.385723         9.343263      1,141,622.3569
  01/01/2011    to  12/31/2011        9.343263         8.871599      2,091,770.3984
  01/01/2012    to  12/31/2012        8.871599        10.361374      3,026,921.9408
  01/01/2013    to  12/31/2013       10.361374        13.926970      3,274,309.0896
============   ==== ==========       =========        =========      ==============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       26.240217        24.347239        194,774.7417
  01/01/2008    to  12/31/2008       24.347239        15.106154        643,241.5020
  01/01/2009    to  12/31/2009       15.106154        18.785753        962,662.9600
  01/01/2010    to  12/31/2010       18.785753        20.608847      1,253,132.3614
  01/01/2011    to  12/31/2011       20.608847        20.121188      1,553,557.7426
  01/01/2012    to  12/31/2012       20.121188        22.677463      1,673,103.8177
  01/01/2013    to  12/31/2013       22.677463        28.696513      1,638,942.4954
============   ==== ==========       =========        =========      ==============
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       12.240901        12.718040         97,223.6756
  01/01/2008    to  12/31/2008       12.718040        13.325798        511,624.2085
  01/01/2009    to  12/31/2009       13.325798        15.603356        988,458.3300
  01/01/2010    to  12/31/2010       15.603356        17.618427      1,713,010.9715
  01/01/2011    to  12/31/2011       17.618427        17.231392      2,822,479.1844
  01/01/2012    to  12/31/2012       17.231392        19.560284      3,834,318.3240
  01/01/2013    to  12/31/2013       19.560284        19.612404      4,502,260.2754
============   ==== ==========       =========        =========      ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       15.657089        14.771665        310,139.8536
  01/01/2008    to  12/31/2008       14.771665         8.684507        877,887.7594
  01/01/2009    to  12/31/2009        8.684507        11.529846      1,438,882.5700
  01/01/2010    to  12/31/2010       11.529846        14.220352      1,797,877.5275
  01/01/2011    to  12/31/2011       14.220352        14.376707      2,325,681.9625
  01/01/2012    to  12/31/2012       14.376707        16.838481      2,731,730.3566
  01/01/2013    to  12/31/2013       16.838481        24.550538      3,020,814.1022
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       38.382457        35.654217        118,021.1065
  01/01/2008    to  12/31/2008       35.654217        22.308557        302,021.7879
  01/01/2009    to  12/31/2009       22.308557        28.471051        477,813.1400
  01/01/2010    to  12/31/2010       28.471051        32.753593        588,978.5012
  01/01/2011    to  12/31/2011       32.753593        30.313000        701,494.4004
  01/01/2012    to  12/31/2012       30.313000        34.383791        781,638.1839
  01/01/2013    to  12/31/2013       34.383791        44.834435        785,654.4512
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       34.157584        34.141067        114,895.6415
  01/01/2008    to  12/31/2008       34.141067        23.808695        396,642.4198
  01/01/2009    to  12/31/2009       23.808695        28.684347        894,218.5300
  01/01/2010    to  12/31/2010       28.684347        31.873018      1,431,958.2275
  01/01/2011    to  12/31/2011       31.873018        32.265395      2,035,009.8290
  01/01/2012    to  12/31/2012       32.265395        36.907355      2,467,770.3327
  01/01/2013    to  12/31/2013       36.907355        47.336682      2,769,263.5038
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.774482        15.084222          6,196.1600
  01/01/2008    to  12/31/2008       15.084222         9.678937        353,627.7805
  01/01/2009    to  12/31/2009        9.678937        11.710392        889,054.0400
  01/01/2010    to  12/31/2010       11.710392        12.953375      1,279,024.5134
  01/01/2011    to  12/31/2011       12.953375        13.765450      1,842,476.8200
  01/01/2012    to  12/31/2012       13.765450        15.491582      2,617,770.3251
  01/01/2013    to  12/31/2013       15.491582        19.209268      3,136,354.9882
============   ==== ==========       =========        =========      ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       17.474651        17.175135          29,122.1154
  01/01/2008    to  12/31/2008       17.175135        10.046098         138,940.8307
  01/01/2009    to  12/31/2009       10.046098        14.150931         263,567.0400
  01/01/2010    to  12/31/2010       14.150931        17.477201         396,885.6520
  01/01/2011    to  12/31/2011       17.477201        17.482442         592,971.5855
  01/01/2012    to  12/31/2012       17.482442        20.597525         810,232.6563
  01/01/2013    to  12/31/2013       20.597525        29.882840         973,862.2688
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.368428        17.324178         102,088.8961
  01/01/2011    to  12/31/2011       17.324178        17.292749         332,882.0577
  01/01/2012    to  12/31/2012       17.292749        19.293732         454,222.2727
  01/01/2013    to  12/31/2013       19.293732        21.953935         567,776.4567
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.641527        15.713307         306,197.3429
  01/01/2008    to  12/31/2008       15.713307         9.701558         829,686.0159
  01/01/2009    to  12/31/2009        9.701558        12.679953       1,275,411.0500
  01/01/2010    to  12/31/2010       12.679953        14.473884       1,442,897.9378
  01/01/2011    to  12/31/2011       14.473884        13.950410       1,684,307.9565
  01/01/2012    to  12/31/2012       13.950410        15.949086       1,767,225.1759
  01/01/2013    to  12/31/2013       15.949086        19.904896       1,707,373.4513
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.472548        16.565603         102,205.3817
  01/01/2008    to  12/31/2008       16.565603        11.305325         224,935.3830
  01/01/2009    to  12/31/2009       11.305325        17.350454         356,196.8200
  01/01/2010    to  12/31/2010       17.350454        19.672044         542,519.3518
  01/01/2011    to  12/31/2011       19.672044        19.741211         742,657.8192
  01/01/2012    to  12/31/2012       19.741211        23.044568         971,852.2205
  01/01/2013    to  12/31/2013       23.044568        24.161094       1,123,031.7053
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013        1.156331         1.286627       5,106,256.0867
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       12.854692        13.832930         188,216.7981
  01/01/2013    to  12/31/2013       13.832930        14.921220         523,293.2031
============   ==== ==========       =========        =========       ==============

                                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.118594         6.454456        1,777,137.5393
   01/01/2012                             to  12/31/2012        6.454456         7.545950        1,583,920.1936
   01/01/2013                             to  12/31/2013        7.545950        10.839755        1,341,218.9831
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       12.042449        10.372627          427,378.3028
   01/01/2008                             to  12/31/2008       10.372627         4.644177        1,521,800.9408
   01/01/2009                             to  12/31/2009        4.644177         6.321660        1,822,173.0700
   01/01/2010                             to  12/31/2010        6.321660         6.694398        1,869,589.8923
   01/01/2011                             to  04/29/2011        6.694398         7.119384                0.0000
=============                            ==== ==========       =========        =========        ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.698919        21.618736           79,913.7490
   01/01/2013                             to  12/31/2013       21.618736        27.832051          346,489.6617
=============                            ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009        9.829129        12.285159        1,477,258.1400
   01/01/2010                             to  12/31/2010       12.285159        13.923618        1,971,935.7205
   01/01/2011                             to  12/31/2011       13.923618        13.536283        2,486,218.4815
   01/01/2012                             to  12/31/2012       13.536283        15.827186        2,627,511.8580
   01/01/2013                             to  12/31/2013       15.827186        21.141599        2,678,635.1638
=============                            ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.322642        15.462835          365,227.4497
   01/01/2008                             to  12/31/2008       15.462835         9.793233          918,010.0763
   01/01/2009                             to  05/01/2009        9.793233         9.505935                0.0000
=============                            ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.706675        16.081855           25,947.6947
   01/01/2008                             to  12/31/2008       16.081855         9.721020           60,278.0076
   01/01/2009                             to  12/31/2009        9.721020        12.834234          103,266.8000
   01/01/2010                             to  12/31/2010       12.834234        15.977602          175,142.3980
   01/01/2011                             to  12/31/2011       15.977602        15.593388          501,236.0117
   01/01/2012                             to  12/31/2012       15.593388        18.187756          674,352.6310
   01/01/2013                             to  12/31/2013       18.187756        25.153131          725,258.9602
=============                            ==== ==========       =========        =========        ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.266993        14.659036          35,889.2841
  01/01/2013    to  12/31/2013       14.659036        16.939659          86,078.9971
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.733425        14.127557          69,904.0976
  01/01/2008    to  12/31/2008       14.127557         6.197852         448,774.8619
  01/01/2009    to  12/31/2009        6.197852        10.330710         805,909.9400
  01/01/2010    to  12/31/2010       10.330710        12.603398       1,326,448.5867
  01/01/2011    to  12/31/2011       12.603398        10.108923       2,153,863.8253
  01/01/2012    to  12/31/2012       10.108923        11.857156       2,841,719.5837
  01/01/2013    to  12/31/2013       11.857156        11.115473       3,526,259.7621
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.635745        17.974290          72,693.7584
  01/01/2008    to  12/31/2008       17.974290        10.220113         282,941.0861
  01/01/2009    to  12/31/2009       10.220113        13.265913         434,981.4300
  01/01/2010    to  12/31/2010       13.265913        14.580776         563,668.8461
  01/01/2011    to  12/31/2011       14.580776        12.844353         719,075.9490
  01/01/2012    to  12/31/2012       12.844353        14.788370         802,712.2790
  01/01/2013    to  12/31/2013       14.788370        17.399776         815,186.0576
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.470755        13.134798         144,237.7573
  01/01/2008    to  12/31/2008       13.134798         6.899890         503,187.3770
  01/01/2009    to  12/31/2009        6.899890        10.706115         871,527.2700
  01/01/2010    to  12/31/2010       10.706115        13.951843       1,313,975.7709
  01/01/2011    to  12/31/2011       13.951843        12.812332       2,221,001.1832
  01/01/2012    to  12/31/2012       12.812332        13.812865       3,399,809.0349
  01/01/2013    to  12/31/2013       13.812865        18.945749       3,700,597.9136
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       21.190896        20.336557          39,373.9603
  01/01/2008    to  12/31/2008       20.336557        11.925839         117,435.8209
  01/01/2009    to  12/31/2009       11.925839        16.448952         137,056.2100
  01/01/2010    to  12/31/2010       16.448952        18.813221         122,511.6579
  01/01/2011    to  12/31/2011       18.813221        17.001316         112,637.7454
  01/01/2012    to  12/31/2012       17.001316        20.323808         103,818.6780
  01/01/2013    to  12/31/2013       20.323808        25.487940         757,791.0570
============   ==== ==========       =========        =========       ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.720553         9.132845        129,865.2640
  01/01/2011    to  12/31/2011        9.132845         8.389181      1,292,234.3154
  01/01/2012    to  12/31/2012        8.389181        10.114650      1,406,266.8683
  01/01/2013    to  04/26/2013       10.114650        10.754644              0.0000
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       14.887589        14.033818        151,813.5214
  01/01/2008    to  12/31/2008       14.033818         7.985241        525,074.9280
  01/01/2009    to  12/31/2009        7.985241        10.328537        799,558.9000
  01/01/2010    to  12/31/2010       10.328537        10.943598        853,046.6388
  01/01/2011    to  04/29/2011       10.943598        12.211748              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.699888        20.531924         21,618.3489
  01/01/2008    to  12/31/2008       20.531924        13.604457        289,852.3745
  01/01/2009    to  12/31/2009       13.604457        16.627915        965,164.1700
  01/01/2010    to  12/31/2010       16.627915        19.066306      1,798,904.8643
  01/01/2011    to  12/31/2011       19.066306        17.955760      2,821,297.3546
  01/01/2012    to  12/31/2012       17.955760        19.589776      3,608,903.8770
  01/01/2013    to  12/31/2013       19.589776        25.719889      3,619,764.3825
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       12.018836        13.134968        178,011.8300
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.299449        19.944234        406,264.6248
  01/01/2008    to  12/31/2008       19.944234        17.562540      1,426,392.3168
  01/01/2009    to  12/31/2009       17.562540        23.060271      2,717,407.8800
  01/01/2010    to  12/31/2010       23.060271        25.521213      4,341,633.0528
  01/01/2011    to  12/31/2011       25.521213        26.093622      6,236,451.3564
  01/01/2012    to  12/31/2012       26.093622        28.734479      8,067,160.1492
  01/01/2013    to  12/31/2013       28.734479        28.787115      9,375,335.9363
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.712562         2.741129      2,554,309.4261
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       57.203074        59.500724         30,126.4741
  01/01/2013    to  12/31/2013       59.500724        58.111385         48,577.5586
============   ==== ==========       =========        =========      ==============

                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.067965        11.438865          51,334.9100
   01/01/2010                             to  12/31/2010       11.438865        13.522364          49,210.5882
   01/01/2011                             to  12/31/2011       13.522364        12.147879          45,340.0910
   01/01/2012                             to  12/31/2012       12.147879        13.706610          42,825.7468
   01/01/2013                             to  12/31/2013       13.706610        18.150303          42,981.6944
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.488650        16.399946          10,874.6341
   01/01/2008                             to  12/31/2008       16.399946         9.280102          43,359.5651
   01/01/2009                             to  05/01/2009        9.280102         8.827642               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       22.691474        22.573450         132,841.4033
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.785892        13.663056         870,069.8690
   01/01/2011                             to  12/31/2011       13.663056        13.480353       1,393,417.7913
   01/01/2012                             to  12/31/2012       13.480353        13.298616       1,468,170.3437
   01/01/2013                             to  12/31/2013       13.298616        13.120301       1,035,163.0769
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       13.564491        13.835434         153,367.6427
   01/01/2008                             to  12/31/2008       13.835434        14.004883         822,378.9923
   01/01/2009                             to  12/31/2009       14.004883        13.848000         890,115.7400
   01/01/2010                             to  04/30/2010       13.848000        13.787422               0.0000
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.456371        13.941721         563,768.4028
   01/01/2013                             to  12/31/2013       13.941721        18.807266         519,198.3226
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       10.024980        10.355931         150,190.5441
   01/01/2008                             to  12/31/2008       10.355931         5.523112         578,719.4985
   01/01/2009                             to  12/31/2009        5.523112         7.830435         713,911.9100
   01/01/2010                             to  12/31/2010        7.830435         8.451421         814,999.8082
   01/01/2011                             to  12/31/2011        8.451421         8.223214         888,311.2530
   01/01/2012                             to  04/27/2012        8.223214         9.252594               0.0000
=============                            ==== ==========       =========        =========       ==============

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.294475        16.704186          57,928.3203
  01/01/2008    to  12/31/2008       16.704186        16.391910         335,937.9616
  01/01/2009    to  12/31/2009       16.391910        16.831991         887,102.2100
  01/01/2010    to  12/31/2010       16.831991        17.518429       1,544,666.0277
  01/01/2011    to  12/31/2011       17.518429        18.194266       2,283,326.3250
  01/01/2012    to  12/31/2012       18.194266        18.496078       2,977,041.7354
  01/01/2013    to  12/31/2013       18.496078        18.082883       3,152,666.3425
============   ==== ==========       =========        =========       ==============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.657622        17.013951         163,383.4664
  01/01/2008    to  12/31/2008       17.013951        10.405945         631,577.4392
  01/01/2009    to  12/31/2009       10.405945        14.052951       1,109,738.0400
  01/01/2010    to  12/31/2010       14.052951        17.061319       1,478,440.2722
  01/01/2011    to  12/31/2011       17.061319        16.431887       1,728,018.9633
  01/01/2012    to  12/31/2012       16.431887        19.074874       1,754,225.9717
  01/01/2013    to  12/31/2013       19.074874        26.464204       1,628,921.2948
============   ==== ==========       =========        =========       ==============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       37.259084        33.726846          63,805.4757
  01/01/2008    to  12/31/2008       33.726846        22.040453         166,683.1217
  01/01/2009    to  12/31/2009       22.040453        27.238235         241,788.9800
  01/01/2010    to  12/31/2010       27.238235        31.681622         330,085.7844
  01/01/2011    to  12/31/2011       31.681622        29.431873         433,834.9014
  01/01/2012    to  12/31/2012       29.431873        32.178558         496,743.5348
  01/01/2013    to  12/31/2013       32.178558        42.145330         499,712.7978
============   ==== ==========       =========        =========       ==============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       60.429647        46.787784          58,317.9574
  01/01/2008    to  12/31/2008       46.787784        28.665633         151,290.9798
  01/01/2009    to  12/31/2009       28.665633        36.299860         238,764.6700
  01/01/2010    to  12/31/2010       36.299860        46.544128         280,709.2982
  01/01/2011    to  12/31/2011       46.544128        48.639810         362,240.5893
  01/01/2012    to  12/31/2012       48.639810        55.583143         440,821.4127
  01/01/2013    to  12/31/2013       55.583143        55.964101         500,804.5361
============   ==== ==========       =========        =========       ==============

                                   1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       11.688035        10.990281        1,794.5610
   01/01/2008                             to  12/31/2008       10.990281         6.344975        2,334.0088
   01/01/2009                             to  12/31/2009        6.344975         8.702570        4,827.0700
   01/01/2010                             to  12/31/2010        8.702570        10.479974        4,879.7164
   01/01/2011                             to  12/31/2011       10.479974        10.414796        3,663.0948
   01/01/2012                             to  12/31/2012       10.414796        12.016795        5,596.2582
   01/01/2013                             to  12/31/2013       12.016795        15.862801        7,345.8446
=============                            ==== ==========       =========        =========       ===========
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.024683        15.265172        5,936.1315
   01/01/2008                             to  12/31/2008       15.265172        11.632456       17,689.4005
   01/01/2009                             to  12/31/2009       11.632456        14.043308       24,082.0100
   01/01/2010                             to  12/31/2010       14.043308        15.506536       29,144.8688
   01/01/2011                             to  12/31/2011       15.506536        15.085123       38,933.1993
   01/01/2012                             to  12/31/2012       15.085123        16.708603       41,557.5008
   01/01/2013                             to  12/31/2013       16.708603        20.566372       43,183.9980
=============                            ==== ==========       =========        =========       ===========
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       11.108669         9.616221          310.2565
   01/01/2008                             to  12/31/2008        9.616221         5.238865        3,403.0265
   01/01/2009                             to  12/31/2009        5.238865         6.769187        8,987.7500
   01/01/2010                             to  12/31/2010        6.769187         7.821969        6,976.4558
   01/01/2011                             to  12/31/2011        7.821969         7.190921        4,088.8241
   01/01/2012                             to  12/31/2012        7.190921         9.060365       20,173.5383
   01/01/2013                             to  12/31/2013        9.060365         9.147620       15,917.3536
=============                            ==== ==========       =========        =========       ===========
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       27.941315        25.849795        2,099.8935
   01/01/2008                             to  12/31/2008       25.849795        17.270315        5,242.0942
   01/01/2009                             to  12/31/2009       17.270315        21.125500        7,810.7900
   01/01/2010                             to  12/31/2010       21.125500        23.360109        9,789.9832
   01/01/2011                             to  12/31/2011       23.360109        22.503796       12,182.1806
   01/01/2012                             to  12/31/2012       22.503796        25.360343       16,242.1488
   01/01/2013                             to  12/31/2013       25.360343        33.435822       19,812.1357
=============                            ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       29.337603        29.498372          912.5231
  01/01/2008    to  12/31/2008       29.498372        17.289505        4,282.3751
  01/01/2009    to  12/31/2009       17.289505        22.989907        4,495.2400
  01/01/2010    to  12/31/2010       22.989907        25.516127        7,685.6596
  01/01/2011    to  12/31/2011       25.516127        23.391008        9,337.0271
  01/01/2012    to  12/31/2012       23.391008        26.569247       12,926.9533
  01/01/2013    to  12/31/2013       26.569247        31.088433       16,208.6890
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.699580        15.770859            0.0000
  01/01/2008    to  12/31/2008       15.770859        14.090191        3,311.2555
  01/01/2009    to  12/31/2009       14.090191        15.637995        3,355.2000
  01/01/2010    to  12/31/2010       15.637995        16.406209        9,198.2529
  01/01/2011    to  12/31/2011       16.406209        17.157652       20,423.4456
  01/01/2012    to  12/31/2012       17.157652        17.818041       23,690.4636
  01/01/2013    to  12/31/2013       17.818041        17.182521       23,455.1260
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.397982        29.171066        1,460.1421
  01/01/2008    to  12/31/2008       29.171066        17.712721        3,463.7591
  01/01/2009    to  12/31/2009       17.712721        24.843194        3,783.8100
  01/01/2010    to  12/31/2010       24.843194        27.361898        3,817.5421
  01/01/2011    to  12/31/2011       27.361898        24.572313        4,808.7213
  01/01/2012    to  12/31/2012       24.572313        29.680835        7,037.4763
  01/01/2013    to  12/31/2013       29.680835        37.789311        9,333.6259
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       34.861990        35.167439          593.8084
  01/01/2008    to  12/31/2008       35.167439        16.108921        3,968.4144
  01/01/2009    to  12/31/2009       16.108921        25.609244        6,973.9100
  01/01/2010    to  12/31/2010       25.609244        30.898444        7,469.4119
  01/01/2011    to  12/31/2011       30.898444        24.624013        6,400.4884
  01/01/2012    to  12/31/2012       24.624013        28.679214        8,125.5847
  01/01/2013    to  12/31/2013       28.679214        36.260014        7,964.8861
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       175.184553       174.515152         336.4807
  01/01/2008    to  12/31/2008       174.515152        96.365336       1,565.7262
  01/01/2009    to  12/31/2009        96.365336       132.411099       1,747.8900
  01/01/2010    to  12/31/2010       132.411099       154.886143       3,635.3581
  01/01/2011    to  12/31/2011       154.886143       146.131949       7,855.3466
  01/01/2012    to  12/31/2012       146.131949       169.784391       9,673.2459
  01/01/2013    to  12/31/2013       169.784391       217.714625       8,911.2561
============   ==== ==========       ==========       ==========      ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       124.212781       118.609587         532.7440
  01/01/2008    to  12/31/2008       118.609587        72.651987         900.4125
  01/01/2009    to  12/31/2009        72.651987        93.976807       1,777.8700
  01/01/2010    to  12/31/2010        93.976807       103.208759       2,638.5604
  01/01/2011    to  12/31/2011       103.208759        99.864573       5,286.5532
  01/01/2012    to  12/31/2012        99.864573       115.626013       4,322.3386
  01/01/2013    to  12/31/2013       115.626013       152.139809       3,950.4263
============   ==== ==========       ==========       ==========      ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        44.363797        47.153417         684.3281
  01/01/2008    to  12/31/2008        47.153417        26.668165       2,841.9098
  01/01/2009    to  12/31/2009        26.668165        35.658560       4,745.0000
  01/01/2010    to  12/31/2010        35.658560        41.158553       5,928.3570
  01/01/2011    to  12/31/2011        41.158553        39.497520       7,466.3304
  01/01/2012    to  12/31/2012        39.497520        45.274337      10,925.8274
  01/01/2013    to  12/31/2013        45.274337        58.520928      14,521.8197
============   ==== ==========       ==========       ==========      ===========
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013         5.196231         5.728812      18,394.6660
============   ==== ==========       ==========       ==========      ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        40.499403        41.007349         524.3308
  01/01/2008    to  12/31/2008        41.007349        24.407650       1,540.0447
  01/01/2009    to  12/31/2009        24.407650        33.619266       1,393.6100
  01/01/2010    to  12/31/2010        33.619266        42.603113       6,609.0188
  01/01/2011    to  12/31/2011        42.603113        37.433785      10,697.4885
  01/01/2012    to  12/31/2012        37.433785        42.264715      13,294.3338
  01/01/2013    to  12/31/2013        42.264715        56.598659      15,461.4490
============   ==== ==========       ==========       ==========      ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       47.876544        45.824856            0.0000
  01/01/2008    to  12/31/2008       45.824856        31.769230        2,214.1931
  01/01/2009    to  12/31/2009       31.769230        42.457758        2,467.7800
  01/01/2010    to  12/31/2010       42.457758        47.150092        3,364.0831
  01/01/2011    to  12/31/2011       47.150092        47.580855       10,777.1188
  01/01/2012    to  12/31/2012       47.580855        52.825586       13,401.6369
  01/01/2013    to  12/31/2013       52.825586        59.323879       11,491.9646
============   ==== ==========       =========        =========       ===========
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.246260         8.765903            0.0000
  01/01/2008    to  12/31/2008        8.765903         5.786775        1,139.7671
  01/01/2009    to  12/31/2009        5.786775         7.366390          598.3700
  01/01/2010    to  12/31/2010        7.366390         9.309503        1,749.8993
  01/01/2011    to  12/31/2011        9.309503         8.830722       10,502.9617
  01/01/2012    to  12/31/2012        8.830722        10.303272       25,539.9266
  01/01/2013    to  12/31/2013       10.303272        13.835040       26,378.7868
============   ==== ==========       =========        =========       ===========
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       25.964438        24.077291            0.0000
  01/01/2008    to  12/31/2008       24.077291        14.923655          765.1709
  01/01/2009    to  12/31/2009       14.923655        18.540252        1,782.4400
  01/01/2010    to  12/31/2010       18.540252        20.319207        4,444.6293
  01/01/2011    to  12/31/2011       20.319207        19.818607        6,740.7741
  01/01/2012    to  12/31/2012       19.818607        22.314001       10,049.6229
  01/01/2013    to  12/31/2013       22.314001        28.208377        9,375.8877
============   ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       12.138441        12.604229          564.9051
  01/01/2008    to  12/31/2008       12.604229        13.193313        7,547.5283
  01/01/2009    to  12/31/2009       13.193313        15.432789        7,971.7800
  01/01/2010    to  12/31/2010       15.432789        17.408428       16,769.8510
  01/01/2011    to  12/31/2011       17.408428        17.009028       25,680.8424
  01/01/2012    to  12/31/2012       17.009028        19.288468       26,762.0355
  01/01/2013    to  12/31/2013       19.288468        19.320531       31,840.3304
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       15.538704        14.651417          219.1382
  01/01/2008    to  12/31/2008       14.651417         8.605150       13,291.0887
  01/01/2009    to  12/31/2009        8.605150        11.413068       12,184.2300
  01/01/2010    to  12/31/2010       11.413068        14.062270       11,487.7453
  01/01/2011    to  12/31/2011       14.062270        14.202703        6,709.2443
  01/01/2012    to  12/31/2012       14.202703        16.617968        8,988.7123
  01/01/2013    to  12/31/2013       16.617968        24.204839       12,062.4245
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       37.868272        35.156046          231.0721
  01/01/2008    to  12/31/2008       35.156046        21.974745        6,402.7505
  01/01/2009    to  12/31/2009       21.974745        28.016984        6,627.5400
  01/01/2010    to  12/31/2010       28.016984        32.199039        7,454.6268
  01/01/2011    to  12/31/2011       32.199039        29.770024        5,959.0038
  01/01/2012    to  12/31/2012       29.770024        33.733974        4,618.1823
  01/01/2013    to  12/31/2013       33.733974        43.943174        6,102.2462
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       33.628882        33.593008          885.9661
  01/01/2008    to  12/31/2008       33.593008        23.402968        5,383.0584
  01/01/2009    to  12/31/2009       23.402968        28.167347        7,513.6000
  01/01/2010    to  12/31/2010       28.167347        31.267288        9,715.8589
  01/01/2011    to  12/31/2011       31.267288        31.620639        7,401.3409
  01/01/2012    to  12/31/2012       31.620639        36.133506        8,067.9323
  01/01/2013    to  12/31/2013       36.133506        46.297865       10,193.5499
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.699075        15.005218            0.0000
  01/01/2008    to  12/31/2008       15.005218         9.618572        1,003.2130
  01/01/2009    to  12/31/2009        9.618572        11.625727        4,068.9700
  01/01/2010    to  12/31/2010       11.625727        12.846880        4,010.2134
  01/01/2011    to  12/31/2011       12.846880        13.638666        2,822.0112
  01/01/2012    to  12/31/2012       13.638666        15.333481        6,325.1884
  01/01/2013    to  12/31/2013       15.333481        18.994232        7,423.4141
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       17.342529        17.035328           0.0000
  01/01/2008    to  12/31/2008       17.035328         9.954303           0.0000
  01/01/2009    to  12/31/2009        9.954303        14.007610           0.0000
  01/01/2010    to  12/31/2010       14.007610        17.282918           0.0000
  01/01/2011    to  12/31/2011       17.282918        17.270849         286.5695
  01/01/2012    to  12/31/2012       17.270849        20.327788       1,190.0379
  01/01/2013    to  12/31/2013       20.327788        29.462062       1,058.1098
============   ==== ==========       =========        =========       ==========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.153025        17.084871           0.0000
  01/01/2011    to  12/31/2011       17.084871        17.036867           0.0000
  01/01/2012    to  12/31/2012       17.036867        18.989144       1,114.6900
  01/01/2013    to  12/31/2013       18.989144        21.585760       1,110.3224
============   ==== ==========       =========        =========       ==========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.470592        15.542827           0.0000
  01/01/2008    to  12/31/2008       15.542827         9.586659           0.0000
  01/01/2009    to  12/31/2009        9.586659        12.517257       3,423.6000
  01/01/2010    to  12/31/2010       12.517257        14.273902       3,397.0049
  01/01/2011    to  12/31/2011       14.273902        13.743934       2,436.5631
  01/01/2012    to  12/31/2012       13.743934        15.697242       2,208.3252
  01/01/2013    to  12/31/2013       15.697242        19.571019       2,065.8271
============   ==== ==========       =========        =========       ==========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.314454        16.406135           0.0000
  01/01/2008    to  12/31/2008       16.406135        11.185257       1,367.2203
  01/01/2009    to  12/31/2009       11.185257        17.149050       3,076.3600
  01/01/2010    to  12/31/2010       17.149050        19.424267       2,069.2673
  01/01/2011    to  12/31/2011       19.424267        19.473127       5,437.8214
  01/01/2012    to  12/31/2012       19.473127        22.708789       8,674.2565
  01/01/2013    to  12/31/2013       22.708789        23.785249       8,884.8681
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.502113        12.793233       2,607.0285
============   ==== ==========       =========        =========       ==========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.212415        23.886740       7,944.6206
  01/01/2013    to  12/31/2013       23.886740        25.740253       5,157.5022
============   ==== ==========       =========        =========       ==========

                                   1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.444876         7.651917       13,494.2141
   01/01/2012                             to  12/31/2012        7.651917         8.936922       13,245.1114
   01/01/2013                             to  12/31/2013        8.936922        12.825067        9,510.6704
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       12.023392        10.350163        3,250.5779
   01/01/2008                             to  12/31/2008       10.350163         4.629451       17,151.9730
   01/01/2009                             to  12/31/2009        4.629451         6.295313       17,012.9200
   01/01/2010                             to  12/31/2010        6.295313         6.659839       16,343.5977
   01/01/2011                             to  04/29/2011        6.659839         7.080322            0.0000
=============                            ==== ==========       =========        =========       ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.502346        21.377120            0.0000
   01/01/2013                             to  12/31/2013       21.377120        27.493506        1,443.5804
=============                            ==== ==========       =========        =========       ===========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009        7.262865         9.071678       12,515.4100
   01/01/2010                             to  12/31/2010        9.071678        10.271292       14,110.3011
   01/01/2011                             to  12/31/2011       10.271292         9.975596       17,853.6342
   01/01/2012                             to  12/31/2012        9.975596        11.652167       14,777.5975
   01/01/2013                             to  12/31/2013       11.652167        15.549156       16,910.5322
=============                            ==== ==========       =========        =========       ===========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       17.183011        15.329239          642.7731
   01/01/2008                             to  12/31/2008       15.329239         9.698861        7,158.7661
   01/01/2009                             to  05/01/2009        9.698861         9.411194            0.0000
=============                            ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.612604        15.981966            0.0000
   01/01/2008                             to  12/31/2008       15.981966         9.650928          439.9275
   01/01/2009                             to  12/31/2009        9.650928        12.728957        1,590.4900
   01/01/2010                             to  12/31/2010       12.728957        15.830719        1,956.0395
   01/01/2011                             to  12/31/2011       15.830719        15.434620        2,246.7125
   01/01/2012                             to  12/31/2012       15.434620        17.984488        3,229.2490
   01/01/2013                             to  12/31/2013       17.984488        24.847179        9,889.0315
=============                            ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.181484        14.561400            0.0000
  01/01/2013    to  12/31/2013       14.561400        16.810021            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.720601        14.103889          674.4929
  01/01/2008    to  12/31/2008       14.103889         6.181240          856.5054
  01/01/2009    to  12/31/2009        6.181240        10.292728        6,254.8200
  01/01/2010    to  12/31/2010       10.292728        12.544531       15,445.3737
  01/01/2011    to  12/31/2011       12.544531        10.051656       19,550.8782
  01/01/2012    to  12/31/2012       10.051656        11.778142       38,795.3663
  01/01/2013    to  12/31/2013       11.778142        11.030360       41,918.4367
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.524948        17.850942            0.0000
  01/01/2008    to  12/31/2008       17.850942        10.139776          854.3040
  01/01/2009    to  12/31/2009       10.139776        13.148474        1,874.3900
  01/01/2010    to  12/31/2010       13.148474        14.437271        2,326.3921
  01/01/2011    to  12/31/2011       14.437271        12.705236        2,703.7820
  01/01/2012    to  12/31/2012       12.705236        14.613502        2,720.4679
  01/01/2013    to  12/31/2013       14.613502        17.176851        3,135.1582
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.392385        13.044636           71.3578
  01/01/2008    to  12/31/2008       13.044636         6.845634        4,233.7977
  01/01/2009    to  12/31/2009        6.845634        10.611317        7,353.8300
  01/01/2010    to  12/31/2010       10.611317        13.814502        7,794.3255
  01/01/2011    to  12/31/2011       13.814502        12.673547        6,200.2240
  01/01/2012    to  12/31/2012       12.673547        13.649509       13,558.4624
  01/01/2013    to  12/31/2013       13.649509        18.702994       13,750.5196
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.974770        20.117396          156.8182
  01/01/2008    to  12/31/2008       20.117396        11.785462          453.8827
  01/01/2009    to  12/31/2009       11.785462        16.239084          694.9600
  01/01/2010    to  12/31/2010       16.239084        18.554643          867.9144
  01/01/2011    to  12/31/2011       18.554643        16.750899          895.0086
  01/01/2012    to  12/31/2012       16.750899        20.004342          887.3145
  01/01/2013    to  12/31/2013       20.004342        25.062239        6,787.7055
============   ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.702901         9.108319            0.0000
  01/01/2011    to  12/31/2011        9.108319         8.358299        3,673.7891
  01/01/2012    to  12/31/2012        8.358299        10.067294       10,551.3433
  01/01/2013    to  04/26/2013       10.067294        10.700888            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       14.762971        13.908223          654.0949
  01/01/2008    to  12/31/2008       13.908223         7.905825        1,250.0068
  01/01/2009    to  12/31/2009        7.905825        10.215595        1,125.7500
  01/01/2010    to  12/31/2010       10.215595        10.813119        4,104.7541
  01/01/2011    to  04/29/2011       10.813119        12.062219            0.0000
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.412614        20.248286            0.0000
  01/01/2008    to  12/31/2008       20.248286        13.403041        1,105.8154
  01/01/2009    to  12/31/2009       13.403041        16.365358        2,344.0200
  01/01/2010    to  12/31/2010       16.365358        18.746507        7,166.7508
  01/01/2011    to  12/31/2011       18.746507        17.636973       10,164.1946
  01/01/2012    to  12/31/2012       17.636973        19.222645       13,003.7326
  01/01/2013    to  12/31/2013       19.222645        25.212665       14,962.5117
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       11.860119        12.956508        5,066.8194
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.051615        19.676635        3,644.6659
  01/01/2008    to  12/31/2008       19.676635        17.309525       17,622.2592
  01/01/2009    to  12/31/2009       17.309525        22.705358       20,438.4600
  01/01/2010    to  12/31/2010       22.705358        25.103319       27,281.1634
  01/01/2011    to  12/31/2011       25.103319        25.640772       31,679.7111
  01/01/2012    to  12/31/2012       25.640772        28.207432       41,824.4891
  01/01/2013    to  12/31/2013       28.207432        28.230853       46,951.3541
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.661063         2.688049        8,049.5673
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       55.584831        57.778696          865.5927
  01/01/2013    to  12/31/2013       57.778696        56.373151          810.7920
============   ==== ==========       =========        =========       ===========

                                   1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.945619        11.277097            0.0000
   01/01/2010                             to  12/31/2010       11.277097        13.317822            0.0000
   01/01/2011                             to  12/31/2011       13.317822        11.952188            0.0000
   01/01/2012                             to  12/31/2012       11.952188        13.472262            0.0000
   01/01/2013                             to  12/31/2013       13.472262        17.822156            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.297613        16.200475            0.0000
   01/01/2008                             to  12/31/2008       16.200475         9.158014          168.2550
   01/01/2009                             to  05/01/2009        9.158014         8.708609            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       22.045399        21.922264            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.568555        13.438741        5,147.9448
   01/01/2011                             to  12/31/2011       13.438741        13.245818        3,776.6468
   01/01/2012                             to  12/31/2012       13.245818        13.054109          605.8320
   01/01/2013                             to  12/31/2013       13.054109        12.866198          623.5301
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       13.389733        13.649218            0.0000
   01/01/2008                             to  12/31/2008       13.649218        13.802538       25,287.6026
   01/01/2009                             to  12/31/2009       13.802538        13.634278        4,048.8000
   01/01/2010                             to  04/30/2010       13.634278        13.570172            0.0000
=============                            ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.312416        13.793628        4,779.6929
   01/01/2013                             to  12/31/2013       13.793628        18.588902        4,291.4502
=============                            ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007        9.961978        10.284845        1,040.9326
   01/01/2008                             to  12/31/2008       10.284845         5.479682        4,709.5599
   01/01/2009                             to  12/31/2009        5.479682         7.761099        4,522.5900
   01/01/2010                             to  12/31/2010        7.761099         8.368220        4,306.0861
   01/01/2011                             to  12/31/2011        8.368220         8.134137        5,733.2461
   01/01/2012                             to  04/27/2012        8.134137         9.149388            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       16.090590        16.485553            0.0000
  01/01/2008    to  12/31/2008       16.485553        16.161150        7,707.3313
  01/01/2009    to  12/31/2009       16.161150        16.578451       17,525.8700
  01/01/2010    to  12/31/2010       16.578451        17.237304       19,769.9641
  01/01/2011    to  12/31/2011       17.237304        17.884454       14,188.9157
  01/01/2012    to  12/31/2012       17.884454        18.162855       17,131.9707
  01/01/2013    to  12/31/2013       18.162855        17.739353       19,761.3507
============   ==== ==========       =========        =========       ===========
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.540058        16.904262        1,621.0957
  01/01/2008    to  12/31/2008       16.904262        10.328462        4,934.1371
  01/01/2009    to  12/31/2009       10.328462        13.934362        4,687.9400
  01/01/2010    to  12/31/2010       13.934362        16.900452        6,548.3429
  01/01/2011    to  12/31/2011       16.900452        16.260712        6,585.5855
  01/01/2012    to  12/31/2012       16.260712        18.857206        8,663.9471
  01/01/2013    to  12/31/2013       18.857206        26.136092        7,387.9554
============   ==== ==========       =========        =========       ===========
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       36.805095        33.296447            0.0000
  01/01/2008    to  12/31/2008       33.296447        21.737318          269.1527
  01/01/2009    to  12/31/2009       21.737318        26.836753          212.6200
  01/01/2010    to  12/31/2010       26.836753        31.183477          157.2265
  01/01/2011    to  12/31/2011       31.183477        28.940188          794.6538
  01/01/2012    to  12/31/2012       28.940188        31.609192          667.5883
  01/01/2013    to  12/31/2013       31.609192        41.358261        1,186.8576
============   ==== ==========       =========        =========       ===========
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       59.713804        46.206513            0.0000
  01/01/2008    to  12/31/2008       46.206513        28.280972        1,543.0406
  01/01/2009    to  12/31/2009       28.280972        35.776906        1,336.8100
  01/01/2010    to  12/31/2010       35.776906        45.827824        1,209.7117
  01/01/2011    to  12/31/2011       45.827824        47.843497          887.6516
  01/01/2012    to  12/31/2012       47.843497        54.618242        1,602.5237
  01/01/2013    to  12/31/2013       54.618242        54.937603        1,330.6183
============   ==== ==========       =========        =========       ===========

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       11.685060        10.984276          47,116.1543
   01/01/2008                             to  12/31/2008       10.984276         6.338311         255,906.9780
   01/01/2009                             to  12/31/2009        6.338311         8.689076         452,585.9000
   01/01/2010                             to  12/31/2010        8.689076        10.458488         753,078.0905
   01/01/2011                             to  12/31/2011       10.458488        10.388246       1,266,611.8984
   01/01/2012                             to  12/31/2012       10.388246        11.980125       1,602,250.9192
   01/01/2013                             to  12/31/2013       11.980125        15.806478       1,714,169.0344
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       15.991975        15.229567       2,700,706.2411
   01/01/2008                             to  12/31/2008       15.229567        11.599483       3,218,637.8266
   01/01/2009                             to  12/31/2009       11.599483        13.996487       4,609,836.6200
   01/01/2010                             to  12/31/2010       13.996487        15.447100       5,844,985.9366
   01/01/2011                             to  12/31/2011       15.447100        15.019789       7,490,541.4534
   01/01/2012                             to  12/31/2012       15.019789        16.627859       8,304,456.5151
   01/01/2013                             to  12/31/2013       16.627859        20.456736       8,711,607.1597
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       11.105873         9.610993          33,557.6113
   01/01/2008                             to  12/31/2008        9.610993         5.233377         102,905.4990
   01/01/2009                             to  12/31/2009        5.233377         6.758705         162,188.4200
   01/01/2010                             to  12/31/2010        6.758705         7.805950         282,943.5392
   01/01/2011                             to  12/31/2011        7.805950         7.172604         497,219.1652
   01/01/2012                             to  12/31/2012        7.172604         9.032738         678,836.7679
   01/01/2013                             to  12/31/2013        9.032738         9.115156         876,258.5274
=============                            ==== ==========       =========        =========       ==============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       15.496513        14.332350         901,368.2449
   01/01/2008                             to  12/31/2008       14.332350         9.570657       1,502,041.5173
   01/01/2009                             to  12/31/2009        9.570657        11.701211       2,560,126.4000
   01/01/2010                             to  12/31/2010       11.701211        12.932462       3,518,683.9710
   01/01/2011                             to  12/31/2011       12.932462        12.452165       4,762,442.6179
   01/01/2012                             to  12/31/2012       12.452165        14.025729       5,611,790.8612
   01/01/2013                             to  12/31/2013       14.025729        18.482676       5,786,796.4606
=============                            ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       29.131907        29.283001          74,328.0478
  01/01/2008    to  12/31/2008       29.283001        17.154630         391,037.7999
  01/01/2009    to  12/31/2009       17.154630        22.799138         805,917.6300
  01/01/2010    to  12/31/2010       22.799138        25.291732       1,258,774.3360
  01/01/2011    to  12/31/2011       25.291732        23.173700       1,906,527.4457
  01/01/2012    to  12/31/2012       23.173700        26.309161       2,393,525.3149
  01/01/2013    to  12/31/2013       26.309161        30.768692       2,632,690.2180
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.620612        15.686957          73,710.0820
  01/01/2008    to  12/31/2008       15.686957        14.008187         376,159.6719
  01/01/2009    to  12/31/2009       14.008187        15.539197         865,624.9400
  01/01/2010    to  12/31/2010       15.539197        16.294392       1,304,424.3418
  01/01/2011    to  12/31/2011       16.294392        17.032201       1,651,499.5613
  01/01/2012    to  12/31/2012       17.032201        17.678853       1,907,512.1162
  01/01/2013    to  12/31/2013       17.678853        17.039755       2,146,729.8411
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       28.254422        29.015128         424,687.2766
  01/01/2008    to  12/31/2008       29.015128        17.609165         787,542.1634
  01/01/2009    to  12/31/2009       17.609165        24.685579       1,054,741.5400
  01/01/2010    to  12/31/2010       24.685579        27.174697       1,347,501.6327
  01/01/2011    to  12/31/2011       27.174697        24.391985       1,624,466.3872
  01/01/2012    to  12/31/2012       24.391985        29.448187       1,870,908.3383
  01/01/2013    to  12/31/2013       29.448187        37.474334       1,926,226.3822
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       34.703961        34.997813          34,965.6485
  01/01/2008    to  12/31/2008       34.997813        16.023138         230,040.2873
  01/01/2009    to  12/31/2009       16.023138        25.460118         390,127.4800
  01/01/2010    to  12/31/2010       25.460118        30.703147         529,585.9097
  01/01/2011    to  12/31/2011       30.703147        24.456125         726,668.6583
  01/01/2012    to  12/31/2012       24.456125        28.469336         851,258.5751
  01/01/2013    to  12/31/2013       28.469336        35.976639         854,253.5686
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       173.153759       172.441755       169,394.0165
  01/01/2008    to  12/31/2008       172.441755        95.172443       347,976.8550
  01/01/2009    to  12/31/2009        95.172443       130.706488       560,224.6100
  01/01/2010    to  12/31/2010       130.706488       152.815675       721,234.5594
  01/01/2011    to  12/31/2011       152.815675       144.106404       848,626.8310
  01/01/2012    to  12/31/2012       144.106404       167.346709       930,394.1179
  01/01/2013    to  12/31/2013       167.346709       214.481339       919,156.5445
============   ==== ==========       ==========       ==========     ==============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       122.772952       117.200478       152,251.5616
  01/01/2008    to  12/31/2008       117.200478        71.752703       245,720.6441
  01/01/2009    to  12/31/2009        71.752703        92.767065       354,443.4500
  01/01/2010    to  12/31/2010        92.767065       101.829179       441,152.6994
  01/01/2011    to  12/31/2011       101.829179        98.480424       504,589.5690
  01/01/2012    to  12/31/2012        98.480424       113.965999       532,773.5138
  01/01/2013    to  12/31/2013       113.965999       149.880499       522,232.5149
============   ==== ==========       ==========       ==========     ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        44.089264        46.847957        33,117.4963
  01/01/2008    to  12/31/2008        46.847957        26.482056       267,233.8791
  01/01/2009    to  12/31/2009        26.482056        35.391967       567,109.6600
  01/01/2010    to  12/31/2010        35.391967        40.830398       866,249.3932
  01/01/2011    to  12/31/2011        40.830398        39.163012     1,217,905.1533
  01/01/2012    to  12/31/2012        39.163012        44.868303     1,543,781.8661
  01/01/2013    to  12/31/2013        44.868303        57.967058     1,591,061.9031
============   ==== ==========       ==========       ==========     ==============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013         5.147976         5.674513       725,609.1625
============   ==== ==========       ==========       ==========     ==============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        40.329047        40.822935       184,796.9702
  01/01/2008    to  12/31/2008        40.822935        24.285647       422,245.3471
  01/01/2009    to  12/31/2009        24.285647        33.434468       806,265.1100
  01/01/2010    to  12/31/2010        33.434468        42.347733     1,196,494.8013
  01/01/2011    to  12/31/2011        42.347733        37.190772     1,802,577.9496
  01/01/2012    to  12/31/2012        37.190772        41.969196     2,241,258.2685
  01/01/2013    to  12/31/2013        41.969196        56.174780     2,303,183.2210
============   ==== ==========       ==========       ==========     ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       47.435640        45.389592        439,726.9453
  01/01/2008    to  12/31/2008       45.389592        31.451639        547,864.3760
  01/01/2009    to  12/31/2009       31.451639        42.012274        729,628.6800
  01/01/2010    to  12/31/2010       42.012274        46.632018        910,589.9999
  01/01/2011    to  12/31/2011       46.632018        47.034525      1,042,790.4432
  01/01/2012    to  12/31/2012       47.034525        52.192739      1,150,817.7540
  01/01/2013    to  12/31/2013       52.192739        58.583826      1,204,880.7799
============   ==== ==========       =========        =========      ==============
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.246107         8.763209         57,883.7742
  01/01/2008    to  12/31/2008        8.763209         5.782082        202,797.0287
  01/01/2009    to  12/31/2009        5.782082         7.356725        494,336.3200
  01/01/2010    to  12/31/2010        7.356725         9.292637        819,420.4662
  01/01/2011    to  12/31/2011        9.292637         8.810314      1,445,557.6806
  01/01/2012    to  12/31/2012        8.810314        10.274286      2,201,079.3063
  01/01/2013    to  12/31/2013       10.274286        13.789211      2,373,231.5776
============   ==== ==========       =========        =========      ==============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       25.827453        23.943267        630,107.5257
  01/01/2008    to  12/31/2008       23.943267        14.833109        820,093.2822
  01/01/2009    to  12/31/2009       14.833109        18.418533      1,144,021.9300
  01/01/2010    to  12/31/2010       18.418533        20.175704      1,382,919.2240
  01/01/2011    to  12/31/2011       20.175704        19.668797      1,548,417.9474
  01/01/2012    to  12/31/2012       19.668797        22.134178      1,590,494.0297
  01/01/2013    to  12/31/2013       22.134178        27.967044      1,528,375.1006
============   ==== ==========       =========        =========      ==============
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       12.087570        12.547746         54,976.2981
  01/01/2008    to  12/31/2008       12.547746        13.127592        302,522.1659
  01/01/2009    to  12/31/2009       13.127592        15.348221        685,891.4000
  01/01/2010    to  12/31/2010       15.348221        17.304367      1,251,882.7727
  01/01/2011    to  12/31/2011       17.304367        16.898904      2,145,674.9741
  01/01/2012    to  12/31/2012       16.898904        19.153935      2,912,848.6033
  01/01/2013    to  12/31/2013       19.153935        19.176162      3,416,673.6077
============   ==== ==========       =========        =========      ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       14.446146        13.617269        2,128,036.2476
  01/01/2008    to  12/31/2008       13.617269         7.993738        2,363,710.9257
  01/01/2009    to  12/31/2009        7.993738        10.596835        2,607,042.4000
  01/01/2010    to  12/31/2010       10.596835        13.050039        2,801,777.2686
  01/01/2011    to  12/31/2011       13.050039        13.173773        3,078,813.7559
  01/01/2012    to  12/31/2012       13.173773        15.406299        3,219,195.0710
  01/01/2013    to  12/31/2013       15.406299        22.428756        3,432,106.5582
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS
I))
  06/01/2007    to  12/31/2007       37.774716        35.058950          691,438.9220
  01/01/2008    to  12/31/2008       35.058950        21.903014          754,612.0832
  01/01/2009    to  12/31/2009       21.903014        27.911532          823,740.3200
  01/01/2010    to  12/31/2010       27.911532        32.061790          894,325.9675
  01/01/2011    to  12/31/2011       32.061790        29.628299          939,662.3568
  01/01/2012    to  12/31/2012       29.628299        33.556473          896,966.1452
  01/01/2013    to  12/31/2013       33.556473        43.690070          859,004.8650
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       33.754839        33.708989          654,054.5286
  01/01/2008    to  12/31/2008       33.708989        23.471944          758,215.7347
  01/01/2009    to  12/31/2009       23.471944        28.236210        1,103,363.7300
  01/01/2010    to  12/31/2010       28.236210        31.328039        1,519,379.6880
  01/01/2011    to  12/31/2011       31.328039        31.666239        1,982,321.3644
  01/01/2012    to  12/31/2012       31.666239        36.167396        2,244,477.1105
  01/01/2013    to  12/31/2013       36.167396        46.318086        2,440,445.6668
============   ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II))
  11/12/2007    to  12/31/2007       14.661516        14.965870          178,999.6648
  01/01/2008    to  12/31/2008       14.965870         9.588519          409,674.6433
  01/01/2009    to  12/31/2009        9.588519        11.583598          815,464.0600
  01/01/2010    to  12/31/2010       11.583598        12.793918        1,116,200.6179
  01/01/2011    to  12/31/2011       12.793918        13.575652        1,519,847.6946
  01/01/2012    to  12/31/2012       13.575652        15.254952        2,053,229.2963
  01/01/2013    to  12/31/2013       15.254952        18.887492        2,493,586.8612
============   ==== ==========       =========        =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       14.673620        14.409486          71,717.4425
  01/01/2008    to  12/31/2008       14.409486         8.415694         155,048.4932
  01/01/2009    to  12/31/2009        8.415694        11.836558         312,136.5500
  01/01/2010    to  12/31/2010       11.836558        14.596914         449,281.5538
  01/01/2011    to  12/31/2011       14.596914        14.579426         605,314.5437
  01/01/2012    to  12/31/2012       14.579426        17.151342         876,505.2267
  01/01/2013    to  12/31/2013       17.151342        24.845843       1,042,836.5034
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.046143        16.966186         207,846.3981
  01/01/2011    to  12/31/2011       16.966186        16.910059         354,939.0241
  01/01/2012    to  12/31/2012       16.910059        18.838314         445,466.8835
  01/01/2013    to  12/31/2013       18.838314        21.403579         500,554.3271
============   ==== ==========       =========        =========       ==============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.385746        15.458245         216,103.7206
  01/01/2008    to  12/31/2008       15.458245         9.529688         721,004.0867
  01/01/2009    to  12/31/2009        9.529688        12.436637       1,092,468.8600
  01/01/2010    to  12/31/2010       12.436637        14.174869       1,277,213.9188
  01/01/2011    to  12/31/2011       14.174869        13.641752       1,419,336.3267
  01/01/2012    to  12/31/2012       13.641752        15.572693       1,572,113.4774
  01/01/2013    to  12/31/2013       15.572693        19.406012       1,541,549.1324
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.235934        16.326966         492,150.9948
  01/01/2008    to  12/31/2008       16.326966        11.125682         464,594.9963
  01/01/2009    to  12/31/2009       11.125682        17.049176         508,386.9400
  01/01/2010    to  12/31/2010       17.049176        19.301473         609,062.1339
  01/01/2011    to  12/31/2011       19.301473        19.340355         746,857.2868
  01/01/2012    to  12/31/2012       19.340355        22.542599         894,934.9428
  01/01/2013    to  12/31/2013       22.542599        23.599352       1,028,276.7526
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.471569        12.756792       1,694,245.0337
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.038621        23.691878         425,421.9648
  01/01/2013    to  12/31/2013       23.691878        25.517482         550,674.6322
============   ==== ==========       =========        =========       ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.419433         7.626325        2,140,375.6815
   01/01/2012                             to  12/31/2012        7.626325         8.902546        1,982,488.0006
   01/01/2013                             to  12/31/2013        8.902546        12.769341        1,906,017.3686
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       12.013875        10.338948          343,368.8306
   01/01/2008                             to  12/31/2008       10.338948         4.622100        1,172,425.6819
   01/01/2009                             to  12/31/2009        4.622100         6.282167        1,548,555.4900
   01/01/2010                             to  12/31/2010        6.282167         6.642605        1,716,221.8393
   01/01/2011                             to  04/29/2011        6.642605         7.060846                0.0000
=============                            ==== ==========       =========        =========        ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.435084        21.292247          951,824.8678
   01/01/2013                             to  12/31/2013       21.292247        27.370640        1,076,194.8016
=============                            ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009        7.248246         9.050430        2,906,668.4200
   01/01/2010                             to  12/31/2010        9.050430        10.242106        3,428,373.7229
   01/01/2011                             to  12/31/2011       10.242106         9.942277        3,869,390.2064
   01/01/2012                             to  12/31/2012        9.942277        11.607402        3,894,963.3888
   01/01/2013                             to  12/31/2013       11.607402        15.481667        4,014,908.3476
=============                            ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.696825        14.891154        1,300,816.8174
   01/01/2008                             to  12/31/2008       14.891154         9.416936        1,594,351.7490
   01/01/2009                             to  05/01/2009        9.416936         9.136104                0.0000
=============                            ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.591667        15.957165          712,915.0942
   01/01/2008                             to  12/31/2008       15.957165         9.631096          686,333.4262
   01/01/2009                             to  12/31/2009        9.631096        12.696435          725,972.8200
   01/01/2010                             to  12/31/2010       12.696435        15.782371          733,793.5089
   01/01/2011                             to  12/31/2011       15.782371        15.379785        1,022,953.0961
   01/01/2012                             to  12/31/2012       15.379785        17.911571        1,116,176.2466
   01/01/2013                             to  12/31/2013       17.911571        24.734051        1,132,081.2091
=============                            ==== ==========       =========        =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.138828        14.512719        384,412.7379
  01/01/2013    to  12/31/2013       14.512719        16.745433        377,474.5358
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.714194        14.092068        222,274.4968
  01/01/2008    to  12/31/2008       14.092068         6.172943        573,951.4555
  01/01/2009    to  12/31/2009        6.172943        10.273766      1,124,457.4500
  01/01/2010    to  12/31/2010       10.273766        12.515157      1,824,961.8202
  01/01/2011    to  12/31/2011       12.515157        10.023099      2,738,699.0357
  01/01/2012    to  12/31/2012       10.023099        11.738767      3,276,569.2968
  01/01/2013    to  12/31/2013       11.738767        10.987975      3,911,801.6936
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.506936        17.827392        981,756.7932
  01/01/2008    to  12/31/2008       17.827392        10.121297      1,102,778.8241
  01/01/2009    to  12/31/2009       10.121297        13.117935      1,248,072.5200
  01/01/2010    to  12/31/2010       13.117935        14.396532      1,361,449.3782
  01/01/2011    to  12/31/2011       14.396532        12.663042      1,432,480.6677
  01/01/2012    to  12/31/2012       12.663042        14.557637      1,455,475.4558
  01/01/2013    to  12/31/2013       14.557637        17.102618      1,409,196.6028
============   ==== ==========       =========        =========      ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.353413        12.999819         80,600.8571
  01/01/2008    to  12/31/2008       12.999819         6.818674        371,606.3231
  01/01/2009    to  12/31/2009        6.818674        10.564235        789,898.2700
  01/01/2010    to  12/31/2010       10.564235        13.746326      1,088,751.5032
  01/01/2011    to  12/31/2011       13.746326        12.604693      1,787,586.4351
  01/01/2012    to  12/31/2012       12.604693        13.568514      2,842,202.4656
  01/01/2013    to  12/31/2013       13.568514        18.582707      3,129,453.7706
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.867510        20.008676        125,791.6470
  01/01/2008    to  12/31/2008       20.008676        11.715866        161,990.0578
  01/01/2009    to  12/31/2009       11.715866        16.135099        164,440.7400
  01/01/2010    to  12/31/2010       16.135099        18.426604        154,110.6685
  01/01/2011    to  12/31/2011       18.426604        16.626982        140,264.7059
  01/01/2012    to  12/31/2012       16.626982        19.846361        121,723.2208
  01/01/2013    to  12/31/2013       19.846361        24.851865        842,910.9411
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.612355        14.241746          58,815.3887
  01/01/2011    to  12/31/2011       14.241746        13.062475         702,783.3076
  01/01/2012    to  12/31/2012       13.062475        15.725398         782,697.7006
  01/01/2013    to  04/26/2013       15.725398        16.712427               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       19.999806        18.836352         449,253.2704
  01/01/2008    to  12/31/2008       18.836352        10.701719         596,545.0521
  01/01/2009    to  12/31/2009       10.701719        13.821411         810,857.3700
  01/01/2010    to  12/31/2010       13.821411        14.622522         832,841.9252
  01/01/2011    to  04/29/2011       14.622522        16.309009               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       21.270403        20.107934         107,741.5402
  01/01/2008    to  12/31/2008       20.107934        13.303436         301,094.5251
  01/01/2009    to  12/31/2009       13.303436        16.235598         906,565.2000
  01/01/2010    to  12/31/2010       16.235598        18.588559       1,579,229.6415
  01/01/2011    to  12/31/2011       18.588559        17.479626       2,417,545.9157
  01/01/2012    to  12/31/2012       17.479626        19.041558       3,075,981.8233
  01/01/2013    to  12/31/2013       19.041558        24.962646       3,096,551.8472
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       22.517117        24.593916         115,487.0413
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.307089        19.934673       1,126,454.2201
  01/01/2008    to  12/31/2008       19.934673        17.527708       1,721,868.9017
  01/01/2009    to  12/31/2009       17.527708        22.980047       2,720,519.5100
  01/01/2010    to  12/31/2010       22.980047        25.394296       3,866,966.6869
  01/01/2011    to  12/31/2011       25.394296        25.925019       5,224,065.0824
  01/01/2012    to  12/31/2012       25.925019        28.505772       6,402,421.7800
  01/01/2013    to  12/31/2013       28.505772        28.515147       7,260,952.6022
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.635627         2.661839       2,128,613.3682
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       54.791234        56.934628          27,270.1443
  01/01/2013    to  12/31/2013       56.934628        55.521781          50,671.7483
============   ==== ==========       =========        =========       ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.476109        13.202115          60,546.7600
   01/01/2010                             to  12/31/2010       13.202115        15.583393          55,023.3090
   01/01/2011                             to  12/31/2011       15.583393        13.978448          46,824.6923
   01/01/2012                             to  12/31/2012       13.978448        15.748288          36,491.0906
   01/01/2013                             to  12/31/2013       15.748288        20.822627          37,607.4297
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.202871        16.101595          32,950.9010
   01/01/2008                             to  12/31/2008       16.101595         9.097531          50,625.9949
   01/01/2009                             to  05/01/2009        9.097531         8.649652               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013       10.094501        10.036175       1,222,437.7857
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.529192        13.395302       1,056,588.1683
   01/01/2011                             to  12/31/2011       13.395302        13.196406       1,224,035.3301
   01/01/2012                             to  12/31/2012       13.196406        12.998860       1,153,558.0897
   01/01/2013                             to  12/31/2013       12.998860        12.805324         957,867.7806
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       13.370454        13.625588       1,027,462.5952
   01/01/2008                             to  12/31/2008       13.625588        13.771720       1,645,786.4151
   01/01/2009                             to  12/31/2009       13.771720        13.597020       1,183,740.8700
   01/01/2010                             to  04/30/2010       13.597020        13.530860               0.0000
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.255125        13.733793       1,922,764.7277
   01/01/2013                             to  12/31/2013       13.733793        18.498998       1,760,857.6136
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007        9.951851        10.271393       2,041,909.8369
   01/01/2008                             to  12/31/2008       10.271393         5.469755       2,032,539.1654
   01/01/2009                             to  12/31/2009        5.469755         7.743159       1,892,876.1200
   01/01/2010                             to  12/31/2010        7.743159         8.344698       1,839,185.2455
   01/01/2011                             to  12/31/2011        8.344698         8.107217       1,754,395.1770
   01/01/2012                             to  04/27/2012        8.107217         9.117621               0.0000
=============                            ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       15.989609        16.377312        269,307.2655
  01/01/2008    to  12/31/2008       16.377312        16.046974        536,344.0675
  01/01/2009    to  12/31/2009       16.046974        16.453082        923,869.7500
  01/01/2010    to  12/31/2010       16.453082        17.098382      1,416,325.5878
  01/01/2011    to  12/31/2011       17.098382        17.731455      1,981,975.4953
  01/01/2012    to  12/31/2012       17.731455        17.998404      2,258,609.0782
  01/01/2013    to  12/31/2013       17.998404        17.569928      2,437,176.0147
============   ==== ==========       =========        =========      ==============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.481583        16.849721         93,288.6996
  01/01/2008    to  12/31/2008       16.849721        10.289949        447,608.7535
  01/01/2009    to  12/31/2009       10.289949        13.875444        899,262.1800
  01/01/2010    to  12/31/2010       13.875444        16.820570      1,211,771.9544
  01/01/2011    to  12/31/2011       16.820570        16.175760      1,467,443.3584
  01/01/2012    to  12/31/2012       16.175760        18.749243      1,492,657.6240
  01/01/2013    to  12/31/2013       18.749243        25.973451      1,390,348.1760
============   ==== ==========       =========        =========      ==============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       36.580105        33.083240        157,281.3772
  01/01/2008    to  12/31/2008       33.083240        21.587248        241,423.7534
  01/01/2009    to  12/31/2009       21.587248        26.638121        310,004.8200
  01/01/2010    to  12/31/2010       26.638121        30.937182        365,965.1989
  01/01/2011    to  12/31/2011       30.937182        28.697248        444,936.0481
  01/01/2012    to  12/31/2012       28.697248        31.328060        485,835.5126
  01/01/2013    to  12/31/2013       31.328060        40.969898        470,534.8767
============   ==== ==========       =========        =========      ==============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       31.886672        24.666676        481,513.9527
  01/01/2008    to  12/31/2008       24.666676        15.089759        569,118.0022
  01/01/2009    to  12/31/2009       15.089759        19.079756        687,918.5200
  01/01/2010    to  12/31/2010       19.079756        24.427670        676,191.2161
  01/01/2011    to  12/31/2011       24.427670        25.489341        768,548.9176
  01/01/2012    to  12/31/2012       25.489341        29.084038        821,608.1489
  01/01/2013    to  12/31/2013       29.084038        29.239437        897,618.8314
============   ==== ==========       =========        =========      ==============

                                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       11.679113        10.972277        6,195.8623
   01/01/2008                             to  12/31/2008       10.972277         6.325023       27,966.5601
   01/01/2009                             to  12/31/2009        6.325023         8.662198       35,242.2200
   01/01/2010                             to  12/31/2010        8.662198        10.415731       45,778.8061
   01/01/2011                             to  12/31/2011       10.415731        10.335456       80,728.5048
   01/01/2012                             to  12/31/2012       10.335456        11.907276       87,665.7806
   01/01/2013                             to  12/31/2013       11.907276        15.694676       76,497.4970
=============                            ==== ==========       =========        =========      ============
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       15.926782        15.158633       42,888.2355
   01/01/2008                             to  12/31/2008       15.158633        11.533869      112,680.6979
   01/01/2009                             to  12/31/2009       11.533869        13.903411      222,891.9600
   01/01/2010                             to  12/31/2010       13.903411        15.329056      294,803.3927
   01/01/2011                             to  12/31/2011       15.329056        14.890146      446,204.6204
   01/01/2012                             to  12/31/2012       14.890146        16.467780      500,434.3345
   01/01/2013                             to  12/31/2013       16.467780        20.239563      509,470.1899
=============                            ==== ==========       =========        =========      ============
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       11.100281         9.600539        6,586.0863
   01/01/2008                             to  12/31/2008        9.600539         5.222427        5,999.0797
   01/01/2009                             to  12/31/2009        5.222427         6.737821       16,587.5100
   01/01/2010                             to  12/31/2010        6.737821         7.774066       27,181.6324
   01/01/2011                             to  12/31/2011        7.774066         7.136180       31,483.7769
   01/01/2012                             to  12/31/2012        7.136180         8.977845       50,214.9584
   01/01/2013                             to  12/31/2013        8.977845         9.050707       58,897.0841
=============                            ==== ==========       =========        =========      ============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       27.507180        25.425877       19,384.9622
   01/01/2008                             to  12/31/2008       25.425877        16.961481       54,087.5404
   01/01/2009                             to  12/31/2009       16.961481        20.716606       87,747.6800
   01/01/2010                             to  12/31/2010       20.716606        22.873636      128,522.0594
   01/01/2011                             to  12/31/2011       22.873636        22.002166      162,258.9539
   01/01/2012                             to  12/31/2012       22.002166        24.757661      189,188.4315
   01/01/2013                             to  12/31/2013       24.757661        32.592309      198,561.0587
=============                            ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  06/01/2007    to  12/31/2007       28.724535        28.856664       11,445.2329
  01/01/2008    to  12/31/2008       28.856664        16.887895       34,075.3168
  01/01/2009    to  12/31/2009       16.887895        22.422216       51,599.1800
  01/01/2010    to  12/31/2010       22.422216        24.848774       73,357.6213
  01/01/2011    to  12/31/2011       24.848774        22.745114      110,234.9538
  01/01/2012    to  12/31/2012       22.745114        25.796660      141,289.1031
  01/01/2013    to  12/31/2013       25.796660        30.139188      156,306.3597
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       15.463752        15.520371        7,976.4697
  01/01/2008    to  12/31/2008       15.520371        13.845537       22,941.4967
  01/01/2009    to  12/31/2009       13.845537        15.343431       54,213.2000
  01/01/2010    to  12/31/2010       15.343431        16.073040       79,165.8013
  01/01/2011    to  12/31/2011       16.073040        16.784089      104,120.9165
  01/01/2012    to  12/31/2012       16.784089        17.403821      128,042.8143
  01/01/2013    to  12/31/2013       17.403821        16.757901      142,548.0526
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       27.970670        28.706979       12,032.6216
  01/01/2008    to  12/31/2008       28.706979        17.404655       34,064.1608
  01/01/2009    to  12/31/2009       17.404655        24.374512       47,263.9300
  01/01/2010    to  12/31/2010       24.374512        26.805481       67,635.3248
  01/01/2011    to  12/31/2011       26.805481        24.036566       86,439.4093
  01/01/2012    to  12/31/2012       24.036566        28.989961       96,982.4465
  01/01/2013    to  12/31/2013       28.989961        36.854378      102,759.1290
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       34.389818        34.660775        6,104.5591
  01/01/2008    to  12/31/2008       34.660775        15.852873       17,358.4207
  01/01/2009    to  12/31/2009       15.852873        25.164423       26,752.7300
  01/01/2010    to  12/31/2010       25.164423        30.316276       35,517.6198
  01/01/2011    to  12/31/2011       30.316276        24.123856       42,097.1389
  01/01/2012    to  12/31/2012       24.123856        28.054342       46,069.2927
  01/01/2013    to  12/31/2013       28.054342        35.416816       44,778.1617
============   ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       169.161554       168.367642       5,164.3769
  01/01/2008    to  12/31/2008       168.367642        92.830501      18,776.2018
  01/01/2009    to  12/31/2009        92.830501       127.362768      31,849.9300
  01/01/2010    to  12/31/2010       127.362768       148.757722      42,869.6973
  01/01/2011    to  12/31/2011       148.757722       140.139812      52,768.4923
  01/01/2012    to  12/31/2012       140.139812       162.577020      60,194.5408
  01/01/2013    to  12/31/2013       162.577020       208.160148      60,512.2500
============   ==== ==========       ==========       ==========     ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       119.942784       114.431939       2,291.5023
  01/01/2008    to  12/31/2008       114.431939        69.987358      14,748.3575
  01/01/2009    to  12/31/2009        69.987358        90.394289      27,268.2500
  01/01/2010    to  12/31/2010        90.394289        99.125555      36,597.7565
  01/01/2011    to  12/31/2011        99.125555        95.770102      40,596.0464
  01/01/2012    to  12/31/2012        95.770102       110.718206      44,679.1292
  01/01/2013    to  12/31/2013       110.718206       145.463826      44,321.9998
============   ==== ==========       ==========       ==========     ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  06/01/2007    to  12/31/2007        43.544689        46.242310       4,883.5581
  01/01/2008    to  12/31/2008        46.242310        26.113424      22,874.0653
  01/01/2009    to  12/31/2009        26.113424        34.864434      32,990.5400
  01/01/2010    to  12/31/2010        34.864434        40.181658      52,559.0859
  01/01/2011    to  12/31/2011        40.181658        38.502322      76,153.6370
  01/01/2012    to  12/31/2012        38.502322        44.067070      95,189.9860
  01/01/2013    to  12/31/2013        44.067070        56.875066     113,201.0294
============   ==== ==========       ==========       ==========     ============
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
  08/12/2013    to  12/31/2013        50.530135        55.676889       6,456.7193
============   ==== ==========       ==========       ==========     ============
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  06/01/2007    to  12/31/2007        39.990779        40.456907       7,136.8052
  01/01/2008    to  12/31/2008        40.456907        24.043718      23,937.2823
  01/01/2009    to  12/31/2009        24.043718        33.068339      38,476.5300
  01/01/2010    to  12/31/2010        33.068339        41.842204      61,465.9416
  01/01/2011    to  12/31/2011        41.842204        36.710130     100,666.9336
  01/01/2012    to  12/31/2012        36.710130        41.385194     128,693.8996
  01/01/2013    to  12/31/2013        41.385194        55.337802     147,718.0633
============   ==== ==========       ==========       ==========     ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       46.573685        44.538809        5,725.6659
  01/01/2008    to  12/31/2008       44.538809        30.831141       14,199.1032
  01/01/2009    to  12/31/2009       30.831141        41.142311       21,340.4100
  01/01/2010    to  12/31/2010       41.142311        45.620796       29,387.1588
  01/01/2011    to  12/31/2011       45.620796        45.968701       43,309.7107
  01/01/2012    to  12/31/2012       45.968701        50.958796       63,650.1413
  01/01/2013    to  12/31/2013       50.958796        57.141648       70,610.2399
============   ==== ==========       =========        =========      ============
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       10.245799         8.757826        6,120.0630
  01/01/2008    to  12/31/2008        8.757826         5.772724       23,370.5566
  01/01/2009    to  12/31/2009        5.772724         7.337474       41,885.4700
  01/01/2010    to  12/31/2010        7.337474         9.259070       57,738.4084
  01/01/2011    to  12/31/2011        9.259070         8.769731       92,874.9079
  01/01/2012    to  12/31/2012        8.769731        10.216691      140,874.4422
  01/01/2013    to  12/31/2013       10.216691        13.698220      161,814.7579
============   ==== ==========       =========        =========      ============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  06/01/2007    to  12/31/2007       25.556001        23.677788        7,537.6307
  01/01/2008    to  12/31/2008       23.677788        14.653907       21,113.7426
  01/01/2009    to  12/31/2009       14.653907        18.177837       28,836.3500
  01/01/2010    to  12/31/2010       18.177837        19.892165       39,741.3573
  01/01/2011    to  12/31/2011       19.892165        19.373038       41,006.9942
  01/01/2012    to  12/31/2012       19.373038        21.779453       48,570.5547
  01/01/2013    to  12/31/2013       21.779453        27.491364       49,074.5167
============   ==== ==========       =========        =========      ============
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  06/01/2007    to  12/31/2007       11.986393        12.435459        1,533.8094
  01/01/2008    to  12/31/2008       12.435459        12.997081       14,979.4289
  01/01/2009    to  12/31/2009       12.997081        15.180454       31,425.0100
  01/01/2010    to  12/31/2010       15.180454        17.098129       61,140.0669
  01/01/2011    to  12/31/2011       17.098129        16.680854      113,770.4242
  01/01/2012    to  12/31/2012       16.680854        18.887799      164,302.7769
  01/01/2013    to  12/31/2013       18.887799        18.890822      198,482.7721
============   ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       14.373103        13.540508       29,124.6119
  01/01/2008    to  12/31/2008       13.540508         7.940688       73,924.1231
  01/01/2009    to  12/31/2009        7.940688        10.515990      102,695.3800
  01/01/2010    to  12/31/2010       10.515990        12.937554      117,219.8832
  01/01/2011    to  12/31/2011       12.937554        13.047195      128,396.0043
  01/01/2012    to  12/31/2012       13.047195        15.242946      150,502.7891
  01/01/2013    to  12/31/2013       15.242946        22.168795      156,790.8210
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  06/01/2007    to  12/31/2007       37.268480        34.568918       13,800.4341
  01/01/2008    to  12/31/2008       34.568918        21.575166       19,448.4631
  01/01/2009    to  12/31/2009       21.575166        27.466266       33,512.0900
  01/01/2010    to  12/31/2010       27.466266        31.518820       38,861.1643
  01/01/2011    to  12/31/2011       31.518820        29.097478       46,296.6108
  01/01/2012    to  12/31/2012       29.097478        32.922180       49,392.3960
  01/01/2013    to  12/31/2013       32.922180        42.821428       48,970.4404
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       33.231726        33.167224        7,951.5273
  01/01/2008    to  12/31/2008       33.167224        23.071516       27,205.1846
  01/01/2009    to  12/31/2009       23.071516        27.726770       47,573.3100
  01/01/2010    to  12/31/2010       27.726770        30.732103       73,558.1069
  01/01/2011    to  12/31/2011       30.732103        31.032899       99,131.9116
  01/01/2012    to  12/31/2012       31.032899        35.408439      116,503.9418
  01/01/2013    to  12/31/2013       35.408439        45.300842      139,065.8650
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.586685        14.887486            0.0000
  01/01/2008    to  12/31/2008       14.887486         9.528721       17,295.0246
  01/01/2009    to  12/31/2009        9.528721        11.499858       55,487.2300
  01/01/2010    to  12/31/2010       11.499858        12.688748       72,240.6765
  01/01/2011    to  12/31/2011       12.688748        13.450635       84,241.9434
  01/01/2012    to  12/31/2012       13.450635        15.099293      109,977.8625
  01/01/2013    to  12/31/2013       15.099293        18.676098      140,897.9808
============   ==== ==========       =========        =========      ============

                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  06/01/2007    to  12/31/2007       14.599430        14.328264            2,797.2503
  01/01/2008    to  12/31/2008       14.328264         8.359846            3,405.0854
  01/01/2009    to  12/31/2009        8.359846        11.746257            4,288.2100
  01/01/2010    to  12/31/2010       11.746257        14.471096            9,730.5747
  01/01/2011    to  12/31/2011       14.471096        14.439341           22,826.7537
  01/01/2012    to  12/31/2012       14.439341        16.969486           37,419.0421
  01/01/2013    to  12/31/2013       16.969486        24.557868           46,035.0404
============   ==== ==========       =========        =========       ===============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       15.835070        16.731921            3,348.6930
  01/01/2011    to  12/31/2011       16.731921        16.659942            9,412.4544
  01/01/2012    to  12/31/2012       16.659942        18.541036           19,000.0732
  01/01/2013    to  12/31/2013       18.541036        21.044778           25,365.9316
============   ==== ==========       =========        =========       ===============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  06/01/2007    to  12/31/2007       16.217535        15.290627           15,682.9362
  01/01/2008    to  12/31/2008       15.290627         9.416886           27,001.4136
  01/01/2009    to  12/31/2009        9.416886        12.277148           30,381.4600
  01/01/2010    to  12/31/2010       12.277148        13.979120           47,221.4921
  01/01/2011    to  12/31/2011       13.979120        13.439946           82,896.2159
  01/01/2012    to  12/31/2012       13.439946        15.326914           82,256.8557
  01/01/2013    to  12/31/2013       15.326914        19.080661           78,542.4471
============   ==== ==========       =========        =========       ===============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       17.079979        16.169795            7,749.3124
  01/01/2008    to  12/31/2008       16.169795        11.007525            8,223.0624
  01/01/2009    to  12/31/2009       11.007525        16.851280           15,573.4000
  01/01/2010    to  12/31/2010       16.851280        19.058381           30,580.2908
  01/01/2011    to  12/31/2011       19.058381        19.077740           42,042.0089
  01/01/2012    to  12/31/2012       19.077740        22.214172           51,573.4382
  01/01/2013    to  12/31/2013       22.214172        23.232293           67,297.4994
============   ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  08/12/2013    to  12/31/2013       11.410877        12.684406       16,265,863.0286
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       21.695968        23.307882        3,267,882.4500
  01/01/2013    to  12/31/2013       23.307882        25.078819        2,529,494.1679
============   ==== ==========       =========        =========       ===============

                                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.318688         7.530069        9,281,983.4705
   01/01/2012                             to  12/31/2012        7.530069         8.781353        9,179,927.9410
   01/01/2013                             to  12/31/2013        8.781353        12.582936       10,299,327.4956
=============                            ==== ==========       =========        =========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007       11.994863        10.316557          340,673.9753
   01/01/2008                             to  12/31/2008       10.316557         4.607445          734,949.4798
   01/01/2009                             to  12/31/2009        4.607445         6.255989        1,485,802.9800
   01/01/2010                             to  12/31/2010        6.255989         6.608321        2,136,811.7632
   01/01/2011                             to  04/29/2011        6.608321         7.022114                0.0000
=============                            ==== ==========       =========        =========       ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.212891        21.021513        5,894,732.4837
   01/01/2013                             to  12/31/2013       21.021513        26.995638        6,198,464.3985
=============                            ==== ==========       =========        =========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   05/04/2009                             to  12/31/2009        7.219162         9.008179        1,579,466.2400
   01/01/2010                             to  12/31/2010        9.008179        10.184113        2,751,749.3103
   01/01/2011                             to  12/31/2011       10.184113         9.876117        3,848,914.6430
   01/01/2012                             to  12/31/2012        9.876117        11.518581        5,585,792.0588
   01/01/2013                             to  12/31/2013       11.518581        15.347858        6,134,754.4460
=============                            ==== ==========       =========        =========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   06/01/2007                             to  12/31/2007       16.975721        15.131052           20,102.2929
   01/01/2008                             to  12/31/2008       15.131052         9.559028           50,838.0840
   01/01/2009                             to  05/01/2009        9.559028         9.270868                0.0000
=============                            ==== ==========       =========        =========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.472506        15.833312        1,029,233.3851
   01/01/2008                             to  12/31/2008       15.833312         9.546739          962,010.0522
   01/01/2009                             to  12/31/2009        9.546739        12.572653        1,253,787.8800
   01/01/2010                             to  12/31/2010       12.572653        15.612906        1,691,566.4377
   01/01/2011                             to  12/31/2011       15.612906        15.199465        2,308,826.3032
   01/01/2012                             to  12/31/2012       15.199465        17.683791        2,591,469.4859
   01/01/2013                             to  12/31/2013       17.683791        24.395133        2,336,788.7807
=============                            ==== ==========       =========        =========       ===============

                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.054109        14.416084        3,718,858.9764
  01/01/2013    to  12/31/2013       14.416084        16.617317        3,266,386.7049
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       11.701391        14.068459          419,820.3816
  01/01/2008    to  12/31/2008       14.068459         6.156400        1,093,775.7477
  01/01/2009    to  12/31/2009        6.156400        10.236000        3,411,716.9900
  01/01/2010    to  12/31/2010       10.236000        12.456715        6,735,950.9509
  01/01/2011    to  12/31/2011       12.456715         9.966333        8,359,257.3766
  01/01/2012    to  12/31/2012        9.966333        11.660563        7,916,048.0421
  01/01/2013    to  12/31/2013       11.660563        10.903862        8,915,079.5966
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       17.365531        17.673078        1,966,501.5199
  01/01/2008    to  12/31/2008       17.673078        10.023606        2,235,955.6138
  01/01/2009    to  12/31/2009       10.023606        12.978336        2,505,048.0600
  01/01/2010    to  12/31/2010       12.978336        14.229112        2,745,255.7489
  01/01/2011    to  12/31/2011       14.229112        12.503286        3,047,612.0746
  01/01/2012    to  12/31/2012       12.503286        14.359545        2,858,859.2081
  01/01/2013    to  12/31/2013       14.359545        16.853046        2,531,598.9555
============   ==== ==========       =========        =========        ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       12.276082        12.910899            1,954.2151
  01/01/2008    to  12/31/2008       12.910899         6.765224           23,833.6701
  01/01/2009    to  12/31/2009        6.765224        10.470956           55,327.8200
  01/01/2010    to  12/31/2010       10.470956        13.611354           67,229.5922
  01/01/2011    to  12/31/2011       13.611354        12.468479          107,388.4040
  01/01/2012    to  12/31/2012       12.468479        13.408399          166,932.4029
  01/01/2013    to  12/31/2013       13.408399        18.345091          210,972.6110
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       20.654784        19.793149            4,003.1160
  01/01/2008    to  12/31/2008       19.793149        11.578024           10,204.0536
  01/01/2009    to  12/31/2009       11.578024        15.929328           16,867.3300
  01/01/2010    to  12/31/2010       15.929328        18.173452           16,256.1559
  01/01/2011    to  12/31/2011       18.173452        16.382187           15,998.5231
  01/01/2012    to  12/31/2012       16.382187        19.534534           14,286.8077
  01/01/2013    to  12/31/2013       19.534534        24.436965           44,002.7547
============   ==== ==========       =========        =========        ==============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.676477         9.071637        4,097.1219
  01/01/2011    to  12/31/2011        9.071637         8.312166       59,224.5392
  01/01/2012    to  12/31/2012        8.312166         9.996641       63,025.4342
  01/01/2013    to  04/26/2013        9.996641        10.620719            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  06/01/2007    to  12/31/2007       14.578041        13.721976        9,311.3541
  01/01/2008    to  12/31/2008       13.721976         7.788197       22,983.1392
  01/01/2009    to  12/31/2009        7.788197        10.048509       42,513.9100
  01/01/2010    to  12/31/2010       10.048509        10.620322       45,387.1725
  01/01/2011    to  04/29/2011       10.620322        11.841358            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       20.988813        19.830152        2,128.8726
  01/01/2008    to  12/31/2008       19.830152        13.106480       15,702.7566
  01/01/2009    to  12/31/2009       13.106480        15.979246       42,814.5700
  01/01/2010    to  12/31/2010       15.979246        18.276791       82,830.4565
  01/01/2011    to  12/31/2011       18.276791        17.169315      139,612.6721
  01/01/2012    to  12/31/2012       17.169315        18.684733      181,721.6713
  01/01/2013    to  12/31/2013       18.684733        24.470406      196,254.6002
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013       22.081748        24.109085      301,646.3134
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  06/01/2007    to  12/31/2007       19.059151        19.667198       18,009.8596
  01/01/2008    to  12/31/2008       19.667198        17.275197       59,833.0356
  01/01/2009    to  12/31/2009       17.275197        22.626378      108,632.9500
  01/01/2010    to  12/31/2010       22.626378        24.978500      170,143.4107
  01/01/2011    to  12/31/2011       24.978500        25.475125      283,075.9526
  01/01/2012    to  12/31/2012       25.475125        27.982962      360,409.6261
  01/01/2013    to  12/31/2013       27.982962        27.964193      438,684.1983
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
  08/12/2013    to  12/31/2013        2.585606         2.610313      166,865.3428
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       53.241766        55.287445        1,899.9188
  01/01/2013    to  12/31/2013       55.287445        53.861592        3,778.4470
============   ==== ==========       =========        =========      ============

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.343998        13.027044           1,098.0500
   01/01/2010                             to  12/31/2010       13.027044        15.361397             817.4712
   01/01/2011                             to  12/31/2011       15.361397        13.765569             141.4414
   01/01/2012                             to  12/31/2012       13.765569        15.492884             118.8309
   01/01/2013                             to  12/31/2013       15.492884        20.464470             120.0078
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   06/01/2007                             to  12/31/2007       16.015140        15.905748               0.0000
   01/01/2008                             to  12/31/2008       15.905748         8.977845           1,614.2301
   01/01/2009                             to  05/01/2009        8.977845         8.533019               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   08/12/2013                             to  12/31/2013        9.951030         9.889713       8,363,158.2263
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.315911        13.175395          57,331.1750
   01/01/2011                             to  12/31/2011       13.175395        12.966829          63,226.6118
   01/01/2012                             to  12/31/2012       12.966829        12.759885          78,400.8691
   01/01/2013                             to  12/31/2013       12.759885        12.557346          39,878.1467
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   06/01/2007                             to  12/31/2007       13.198194        13.442195          21,079.9860
   01/01/2008                             to  12/31/2008       13.442195        13.572747          37,021.3536
   01/01/2009                             to  12/31/2009       13.572747        13.387179          28,262.3000
   01/01/2010                             to  04/30/2010       13.387179        13.317662               0.0000
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.099051        13.574315       6,670,324.1565
   01/01/2013                             to  12/31/2013       13.574315        18.265927       5,887,204.3642
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   06/01/2007                             to  12/31/2007        9.871442        10.182457       3,069,571.3003
   01/01/2008                             to  12/31/2008       10.182457         5.416942       2,293,401.7597
   01/01/2009                             to  12/31/2009        5.416942         7.660736       1,915,241.2800
   01/01/2010                             to  12/31/2010        7.660736         8.247628       1,610,111.5628
   01/01/2011                             to  12/31/2011        8.247628         8.004920       1,408,321.2504
   01/01/2012                             to  04/27/2012        8.004920         8.999645               0.0000
=============                            ==== ==========       =========        =========       ==============

                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  06/01/2007    to  12/31/2007       15.789537        16.162956        196,667.5236
  01/01/2008    to  12/31/2008       16.162956        15.821074        609,677.7931
  01/01/2009    to  12/31/2009       15.821074        16.205260      1,245,877.9000
  01/01/2010    to  12/31/2010       16.205260        16.824014      2,141,454.3756
  01/01/2011    to  12/31/2011       16.824014        17.429548      2,728,177.3143
  01/01/2012    to  12/31/2012       17.429548        17.674177      2,663,283.4393
  01/01/2013    to  12/31/2013       17.674177        17.236178      2,471,433.1772
============   ==== ==========       =========        =========      ==============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
 (FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT
(SERVICE SHARES))
  07/13/2007    to  12/31/2007       19.365071        16.741090         10,965.3215
  01/01/2008    to  12/31/2008       16.741090        10.213334         35,912.5691
  01/01/2009    to  12/31/2009       10.213334        13.758362         60,612.0500
  01/01/2010    to  12/31/2010       13.758362        16.661991         86,284.8988
  01/01/2011    to  12/31/2011       16.661991        16.007276        106,620.1825
  01/01/2012    to  12/31/2012       16.007276        18.535324         99,688.4920
  01/01/2013    to  12/31/2013       18.535324        25.651478         98,106.4812
============   ==== ==========       =========        =========      ==============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  06/01/2007    to  12/31/2007       36.134620        32.661270          5,068.4585
  01/01/2008    to  12/31/2008       32.661270        21.290494          9,798.7339
  01/01/2009    to  12/31/2009       21.290494        26.245677         18,586.8300
  01/01/2010    to  12/31/2010       26.245677        30.450976         21,724.4544
  01/01/2011    to  12/31/2011       30.450976        28.218062         23,612.0901
  01/01/2012    to  12/31/2012       28.218062        30.774001         24,114.4983
  01/01/2013    to  12/31/2013       30.774001        40.205131         23,583.7136
============   ==== ==========       =========        =========      ==============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  06/01/2007    to  12/31/2007       58.656156        45.348318          3,696.2612
  01/01/2008    to  12/31/2008       45.348318        27.713737          7,954.9185
  01/01/2009    to  12/31/2009       27.713737        35.006669         13,260.0700
  01/01/2010    to  12/31/2010       35.006669        44.774079         22,382.1092
  01/01/2011    to  12/31/2011       44.774079        46.673470         24,982.4381
  01/01/2012    to  12/31/2012       46.673470        53.202241         31,287.5906
  01/01/2013    to  12/31/2013       53.202241        53.433046         29,817.8752
============   ==== ==========       =========        =========      ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.